1933 Act File No. 33-43472
                                          1940 Act File No. 811-6447

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  -------

    Pre-Effective Amendment No.       ......................
                                ------                            -------

    Post-Effective Amendment No.   25   ....................         X
                                 -------                          -------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  -------

    Amendment No. 25    ....................................         X
                  ------                                          -------

                             FIXED INCOME SECURITIES, INC.

                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) _X on January 31, 2000, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i). ___ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.

(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS A SHARES


A mutual fund seeking a high level of current income by investing primarily in corporate debt securities, mortgage backed securities, and other asset backed securities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             9
How is the Fund Sold?                                           11
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               13
Account and Share Information                                   15
Who Manages the Fund?                                           16
Financial Information                                           16


---------------------
|                   |
| NOT FDIC INSURED  |
|                   |
| MAY LOSE VALUE    |
|                   |
| NO BANK GUARANTEE |
|-------------------|


JANUARY 31, 2000




Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the dollar-weighted average duration of which at all times will be limited to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade, and the Fund has no minimum rating requirement for such securities. The portfolio consists primarily of corporate debt securities, mortgage backed securities and other asset backed securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



 .   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

 .   Credit Risks. There is a possibility that issuers of securities in which the
    Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

 .   Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

 .   Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

 .   Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table



[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Federated Limited Term Fund as of the calendar year-end for each of seven years.

The "y" axis reflects the "% Total Return" beginning with -2% and increasing in increments of 4% up to 14%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: 7.31%, (1.26)%, 11.68%, 5.00%, 7.05%, 4.74%, and 1.89%.]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 4.03% (quarter ended June 30, 1995). Its lowest quarterly return was (0.72%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Short-Term Corporate Index (MLSTC), a broad-based market index, and Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. The MLSTC is an index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                       Fund             MLSTC          LSIGDFA
1 Year                                 0.86%           3.90%           2.81%
5 Years                                5.80%           7.11%           5.95%
Start of Performance/1/                5.17%           6.48%           5.30%

1  The Fund's start of performance date was January 14, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



FEDERATED LIMITED TERM FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.



Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1.00% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price). None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%

Distribution (12b-1)
Fee/3/
0.50%

Shareholder Services
Fee

0.25%

Other
Expenses

0.32%

Total Annual Fund Operating
Expenses

1.47%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.



   Total Waiver of Fund
Expenses

0.37%

   Total Actual Annual Fund Operating Expenses (after
waivers)                                                             1.10%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.33% for the year ended November 30, 1999.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class A shares (after the voluntary waiver) was 0.20% for the year ended November 30, 1999.



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Class A Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                              Fund
1 Year                                                     $  248
3 Years                                                    $  560
5 Years                                                    $  895
10 Years                                                   $1,840

What are the Fund's Investment Strategies?

The Fund pursues its objective by investing in a portfolio with a dollar-weighted average duration of not more than three years, composed primarily of corporate debt securities, mortgage backed securities and other asset backed securities. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. In addition, at least 65% of the Fund's assets will consist of investment grade fixed income securities. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

  The adviser manages the Fund's market risks by adjusting its dollar-weighted average portfolio duration within the three year limitation. The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter one when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:

 . the current state of the economy and the outlook for future economic activity,

 . the current level of interest rates and the likelihood that market interest rates will change,

 .  the Federal Reserve Board's policies regarding short-term interest rates, and

 .  the potential effects of foreign economic activity on the level of rates.

The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. The adviser may purchase a security of any duration, as long as the portfolio's dollar-weighted average duration remains at three years or less. The adviser uses a two step process to select these securities. First, the adviser allocates the portfolio among corporate debt securities, mortgage backed securities and other asset backed securities. The adviser also determines the amount (up to 35% of assets) that the Fund should allocate to securities rated below investment grade. In allocating the portfolio, the adviser also considers the amount invested in a particular business sector (such as utilities) or type of obligation supporting mortgage or asset backed securities (such as credit card obligations).

  The adviser makes portfolio allocations by determining which type of security it expects to perform most favorably under expected economic and market conditions. In making this determination, the adviser considers the historical performance of each type of security and a variety of economic and market indicators. For example, the Fund might respond to an expected economic downturn by selling lower rated securities and buying asset backed securities and other highly rated securities.

  The second step involves selection of specific securities. Generally, the adviser attempts to enhance the Fund's returns, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser analyzes different factors to select each type of security. In selecting a corporate debt security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return. In selecting mortgage and other asset backed securities, the analysis focuses on the expected cash flows from the pool of debt obligations (and any credit enhancement) supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?


FIXED INCOME SECURITIES


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.



Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



Mortgage Backed Securities



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)



CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.



Asset Backed Securities



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



Credit Enhancement



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



Investment Ratings



Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service, Inc. have speculative characteristics.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

 . Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

 . For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

 . Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

 . Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



What do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                                  Maximum Sales Charge

                        Minimum

                        Initial/                                   Contingent
                        Subsequent             Front-End           Deferred
                        Investment             Sales               Sales
Shares Offered          Amounts/1/             Charge/2/           Charge/3/
Class A                 $1,500/$100            1.00%               0.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem." A Contingent Deferred Sales Charge (CDSC) may be charged under certain circumstances. To determine whether your CDSC, if applicable, may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



SALES CHARGE WHEN YOU PURCHASE



Class A Shares

                                  Sales Charge

                                    as a Percentage       Sales Charge
                                    of Public             as a Percentage

Purchase Amount                     Offering Price        of NAV
Less than $1 million                1.00%                 1.01%
$1 million or greater1              0.00%                 0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your CDSC may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:


   - by you, your spouse, and your children under age 21; or - of the same share class of two or more Federated Funds (other than money market funds);


 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;

 . when the Fund's Distributor does not advance payment to the investment professional for your purchase;

 .  by exchanging shares from the same share class of another Federated Fund;

 . for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

 . through investment professionals that receive no portion of the sales charge.


SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your CDSC may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 .  if, after you purchase Shares, you become disabled as defined by the IRS;

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution; or

 .  upon the death of the last surviving shareholder of the account.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:



 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?


The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUND


 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.



By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE


 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check



Make your check payable to The Federated Funds, note your account number on the check, and mail it to:



 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.



BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.



How to Redeem and Exchange Shares



You should redeem or exchange Shares:



 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:



 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:



 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;

 .  signatures of all shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.



Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:


 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days;

 . a redemption is payable to someone other than the shareholder(s) of record; or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.



Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or


 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS


In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE


You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 . ensure that the account registrations are identical;     . meet any minimum
initial investment requirements; and      . receive a prospectus for the fund
into which you wish to exchange.



An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS


The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?


The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:


Randall S. Bauer



Randall S. Bauer has been the Fund's portfolio manager since 1995. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's portfolio manager since 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.


ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                               1999             1998
1997              1996               1995
Net Asset Value, Beginning of Period               $   9.82         $   9.95
$  9.91           $   9.97          $   9.48
Income from Investment
Operations:

Net investment income                                  0.57
0.60            0.59               0.59              0.55
Net realized and unrealized gain (loss)               (0.35)
(0.13)           0.04              (0.06)             0.49)

oninvestments

 TOTAL FROM INVESTMENT OPERATIONS                      0.22
0.47            0.63               0.53              1.04
Less
Distributions:

Distributions from net investment income              (0.59)
(0.60)          (0.59)             (0.59)            (0.55)
Net Asset Value, End of Period                     $   9.45         $   9.82
$  9.95           $   9.91          $   9.97
Total Return/1/                                        2.31%
4.81%           6.52%              5.54%            11.29%

Ratios to Average Net
Assets:

Expenses                                               1.10%
1.10%           1.10%              1.10%             1.10%
Net investment income                                  5.98%
6.02%           5.90%              6.04%             6.13%
Expense waiver/reimbursement/2/                        0.37%
0.47%           0.49%              0.56%             0.43%
Supplemental
Data:
Net assets, end of period (000 omitted)            $139,452         $101,213
$94,952           $116,174          $138,451
Portfolio turnover                                       29%
93%             62%               104%               63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated November 30, 1999, which can be obtained free of charge.

Federated Limited Term Fund



P R O S P E C T U S


[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)



Federated
Limited
Term Fund



A Portfolio of Fixed Income
Securities, Inc.



(Effective on or about February 1, 2000,
Fixed Income Securities, Inc. will be
named Federated Fixed Income
Securities, Inc.)


CLASS A SHARES




JANUARY 31, 2000




A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they becomes available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549- 0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED INVESTORS]

Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319106


(Effective February 1, 2000, the CUSIP number will be 31417P106)

3070701A-A (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.









PROSPECTUS

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS F SHARES

A mutual fund seeking a high level of current income by investing primarily in corporate debt securities, mortgage backed securities, and other asset backed securities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             8
How is the Fund Sold?                                           10
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               12
Account and Share Information                                   14
Who Manages the Fund?                                           15
Financial Information                                           16


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the dollar-weighted average duration of which at all times will be limited to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade, and the Fund has no minimum rating requirement for such securities. The portfolio consists primarily of corporate debt securities, mortgage backed securities and other asset backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



 .   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

 .   Credit Risks. There is a possibility that issuers of securities in which the
    Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

 .   Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

 .   Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

 .   Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class F Shares of Federated Limited Term Fund as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with -2% and increasing in increments of 2% up to 12%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (1.16)%, 11.79%, 5.10%, 7.16%, 4.83%, and 1.99%.]

The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class F Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 4.06% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class F Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Short-Term Corporate index (MLSTC), a broad-based market index, and Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. The MLSTC is an index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.





Calendar Period                       Fund             MLSTIC          LSIGDFA
1 Year                                0.01%            3.90%           2.81%
5 Years                               5.90%            7.11%           5.95%
Start of Performance/1/               4.62%            5.98%           4.92%




1  The Fund's start of performance date was September 1, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.





What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.





Shareholder Fees

Fees Paid Directly From Your Investment


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1.00% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, asapplicable) 1.00% Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions)
(asapercentageofofferingprice) None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%

Distribution (12b-1)
Fee/3/
0.15%

Shareholder Services

Fee/4/

0.25%

Other
Expenses

0.32%

Total Annual Fund Operating
Expenses

1.12%





1 Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

  Total Waiver of Fund Expenses                                    0.12%
  Total Actual Annual Fund Operating Expenses (after waivers)      1.00%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.33% for the year ended November 30, 1999.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
  The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class F shares (after the voluntary waiver) was 0.13% for the year ended November 30, 1999.

4 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Class F shares (after the voluntary waiver) was 0.22% for the year ended November 30, 1999.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Class F Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





Share Class                                 1 Year       3 Years       5 Years
10 Years
Class F


Expenses assuming redemption                 $313          $552
$711         $1,450
Expenses assuming no redemption              $213          $452
$711         $1,450


What are the Fund's Investment Strategies?



The Fund pursues its objective by investing in a portfolio with a dollar-weighted average duration of not more than three years, composed primarily of corporate debt securities, mortgage backed securities and other asset backed securities. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. In addition, at least 65% of the Fund's assets will consist of investment grade fixed income securities. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.



  The adviser manages the Fund's market risks by adjusting its dollar-weighted average portfolio duration within the three year limitation. The adviser will tend to maintain a longer duration when interest rates are expected to fall, and a shorter one when they are expected to increase. In determining the portfolio's duration, the adviser may consider a variety of factors, such as:

 .   the current state of the economy and the outlook for future economic activity,
 .   the current level of interest rates and the likelihood that market interest rates will change,
 .   the Federal Reserve Board's policies regarding short-term interest rates,
    and

 .   the potential effects of foreign economic activity on the level of rates.

The adviser adjusts the portfolio's duration by buying and selling securities of different maturities. The adviser may purchase a security of any duration, as long as the portfolio's dollar-weighted average duration remains at three years or less. The adviser uses a two step process to select these securities. First, the adviser allocates the portfolio among corporate debt securities, mortgage backed securities and other asset backed securities. The adviser also determines the amount (up to 35% of assets) that the Fund should allocate to securities rated below investment grade. In allocating the portfolio, the adviser also considers the amount invested in a particular business sector (such as utilities) or type of obligation supporting mortgage or asset backed securities (such as credit card obligations).

  The adviser makes portfolio allocations by determining which type of security it expects to perform most favorably under expected economic and market conditions. In making this determination, the adviser considers the historical performance of each type of security and a variety of economic and market indicators. For example, the Fund might respond to an expected economic downturn by selling lower rated securities and buying asset backed securities and other highly rated securities.



  The second step involves selection of specific securities. Generally, the adviser attempts to enhance the Fund's returns, subject to the Fund's quality and duration constraints, by purchasing securities offering the highest expected returns. The adviser analyzes different factors to select each type of security. In selecting a corporate debt security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return. In selecting mortgage and other asset backed securities, the analysis focuses on the expected cash flows from the pool of debt obligations (and any credit enhancement) supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund invests.

Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.





  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



Mortgage Backed Securities



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)



CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.



Asset Backed Securities



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floaters, inverse floaters, IOs and POs.



Credit Enhancement



Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



INVESTMENT RATINGS



Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.



  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service, Inc. have speculative characteristics.

What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.



  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.



  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS


Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                                        Minimum Initial/
Maximum Sales Charge

                                        Subsequent Investment        Front-End

Sales          Contingent Deferred
Shares Offered                          Amounts/1/
Charge/2/                Sales Charge/3/
Class F                                 $1,500/$100
1.00%                    1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE



Class F Shares

                                             Sales Charge as a
                                             Percentage of Public         Sales

Charge as a

Purchase Amount                              Offering Price               Percentage
of NAV
Less than $1 million                         1.00%                        1.01%
$1 million or greater                        0.00%                        0.00%




If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



The sales charge at purchase may be eliminated by:



 .   purchasing Shares in greater quantities to reduce the applicable sales charge;


 .   combining concurrent purchases of Shares:
    -  by you, your spouse, and your children under age 21; or
    - of the same share class of two or more Federated Funds (other than money market funds);
 .   accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 .   signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 . within 120 days of redeeming Shares of an equal or lesser amount; . when the Fund's Distributor does not advance payment to the investment professional for your purchase;
 .   by exchanging shares from the same share class of another Federated Fund;

 .   for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

 .   through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class F Shares

Purchase Amount                  Shares Held              CDSC
Up to $2 million                 4 years or less          1.00%
$2 $5 million                    2 years or less          0.50%
$5 million or more               1 year or less           0.25%




If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.



You will not be charged a CDSC when redeeming Shares:

 .   purchased with reinvested dividends or capital gains;
 . purchased within 120 days of redeeming Shares of an equal or lesser amount;
    . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
 .   purchased through investment professionals who did not receive advanced sales payments;


 . if, after you purchase Shares, you become disabled as defined by the IRS; . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;


 . if your redemption is a required retirement plan distribution; or      . upon
the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:



 .   Shares that are not subject to a CDSC; and

 .   Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and

 .   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and
 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or
 .   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed or exchanged; . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .   a redemption is payable to someone other than the shareholder(s) of record;
    or

 .   if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or
 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 . ensure that the account registrations are identical; . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



  If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



The Fund's portfolio managers are:

Randall S. Bauer



Randall S. Bauer has been the Fund's portfolio manager since 1995. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.




Robert E. Cauley

Robert E. Cauley has been the Fund's portfolio manager since 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.


Advisory Fees

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                                   1999
1998             1997           1996             1995
Net Asset Value, Beginning of Period                    $ 9.82          $
9.95           $ 9.91         $ 9.97          $  9.48
Income from Investment
Operations:
Net investment income                                     0.57
0.61             0.60           0.66             0.61
Net realized and unrealized gain (loss) on
 investments                                             (0.34)
(0.13)            0.04          (0.12)            0.44
 TOTAL FROM INVESTMENT OPERATIONS                         0.23
0.48             0.64           0.54             1.05
Less
Distributions:

Distributions from net investment income                 (0.60)
(0.61)           (0.60)         (0.60)           (0.56)
Net Asset Value, End of Period                          $ 9.45          $
9.82           $ 9.95         $ 9.91          $  9.97
Total Return/1/                                           2.42%
4.91%            6.63%          5.64%           11.39%

Ratios to Average Net
Assets:

Expenses                                                  1.00%
1.00%            1.00%          1.00%            1.00%
Net investment income                                     6.00%
6.09%            6.00%          6.14%            6.22%
Expense waiver/reimbursement/2/                           0.12%
0.22%            0.24%          0.31%            0.18%
Supplemental
Data:
Net assets, end of period (000 omitted)                 $9,520
$13,358           $8,807         $8,938          $10,183
Portfolio turnover                                          29%
93%              62%           104%              63%




1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated November 30, 1999, which can be obtained free of charge.



[FEDERATED LOGO]
WORLD-CLASS INVESTMENT MANAGER

Federated Limited Term Fund

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS F SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they becomes available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[FEDERATED LOGO]

Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com


Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319304


(Effective February 1, 2000, the CUSIP number will be 31417P205)
3070701A-F (1/00)


[RECYCLED LOGO]

PROSPECTUS



STATEMENT OF ADDITIONAL INFORMATION


FEDERATED LIMITED TERM FUND

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS A SHARES



CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Class A Shares and Class F Shares of Federated Limited Term Fund (Fund), dated January 31, 2000.



This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.


JANUARY 31, 2000


CONTENTS



How is the Fund Organized?
Securities in Which the Fund Invests
What do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information

Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses

3070701B (1/00)


How is the Fund Organized?



The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc. The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the reclassification of Investment Shares as Class A Shares and Fortress Shares were renamed Class F Shares. Effective March 31, 1996, the Fund changed its name from Limited Term Fund to Federated Limited Term Fund.

The Board of Directors (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



The following describes the types of fixed income securities in which the Fund invests.



  Treasury Securities



  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.



  Agency Securities



  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

  Corporate Debt Securities

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

  Municipal Securities



Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.



Mortgage Backed Securities



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

       Sequential CMOs

       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACs, TACs and Companion Classes

       More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOs and POs

       CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

       Floaters and Inverse Floaters

       Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

       Z Classes and Residual Classes

       CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.



  Asset Backed Securities



  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



  Zero Coupon Securities



  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.



  Bank Instruments



  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


  Insurance Contracts



  Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.



  Credit Enhancement



  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



Convertible Securities



Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



Equity Securities



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.



  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred Stocks



  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.



  Interests in Other Limited Liability Companies

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  Real Estate Investment Trusts (REITs)



  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.



  Warrants



  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.



Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;



 .  the principal trading market for its securities is in another country; or


 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



  Depositary Receipts



  Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.



  Foreign Exchange Contracts



  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.



  Foreign Government Securities



  Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



Derivative Contracts



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.



The Fund may trade in the following types of derivative contracts.

  Futures Contracts



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

  The Fund may buy and sell the following types of futures contracts: financial futures contracts and forward foreign currency exchange contracts.



  Options



  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.



  The Fund may:



 . Buy put options on financial futures contracts and portfolio securities in anticipation of a decrease in the value of the underlying asset.

 . Buy call options on financial futures contracts and portfolio securities in anticipation of an increase in the value of the underlying asset.

 . Buy or write options to close out existing options positions.

  The Fund may also write call options on financial futures contracts and covered call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



  Swaps



  Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:



     Interest Rate Swaps



     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.



Special Transactions

  Repurchase Agreements



  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.



  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements



  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



     To Be Announced Securities (TBAs)



     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.



     Dollar Rolls



     Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.



  Securities Lending



  The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.



  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.



  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.



  Asset Coverage



  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

  Inter-fund Borrowing and Lending  Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed Income Securities Investment Risks

Liquidity Risks

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

 . Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Sector Risks

 . A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Equity Securities Investment Risks

Stock Market Risks

 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



Risks Related to Company Size



 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Liquidity Risks

 . Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through the compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS


Issuing Senior Securities and Borrowing Money



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.





Diversification of Investments



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



Investing in Real Estate



The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.



Investing in Commodities



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



Underwriting



The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



Lending Cash or Securities



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.





Concentration of Investments



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying On Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the Fund's commodities restriction, as a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.



  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES



Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



Trading in Foreign Securities



Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:



Quantity Discounts



Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.



Accumulated Purchases



If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.



Concurrent Purchases



You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.



Reinvestment Privilege



You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.



Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



 . the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;


 . any associated person of an investment dealer who has a sales agreement with the Distributor; and

 .  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:



 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE



These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class F Shares Only

 . representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.



How is the Fund Sold?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES



The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.



RULE 12B-1 PLAN



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



When an investment professional's customer purchases shares, the investment professional may receive:



 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor (such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase).

 . an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.



Class A Shares



Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:


Amount                          Advance Payments as a Percentage of Public Offering
Price
------------------------------------------------------------------------------------------
First $1 - $5 million                                   0.75%
------------------------------------------------------------------------------------------
Next $5 - $20 million                                   0.50%
------------------------------------------------------------------------------------------
Over $20 million                                        0.25%
------------------------------------------------------------------------------------------

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.



A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares



Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.



Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Account and Share Information

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.



All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO owned approximately 4,708,562 shares (34.72%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 1,201,674 shares (8.86%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 151,592 shares (15.02%); HSBC Bank USA, Buffalo, NY, owned approximately 51,984 shares (5.15%); and Edward Jones & Co., Maryland Heights, MO, owned approximately 50,826 shares (5.04%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



Tax Information

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.



FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.



Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.



If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



Who Manages and Provides Services to the Fund?



BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and F Shares.





Name
Aggregate       Total
Birth
Date

Compensation    Compensation
Address                         Principal

Occupations                                           From            From Corporation
Position With Corporation       for Past Five
Years                                              Corporation    and Fund Complex
------------------------------
---------------------------------------------------------------  ------------
-------------------

John F. Donahue*+#              Chief Executive Officer and Director or Trustee of
the                     $0   $0 for the
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director,
Federated                        Corporation and
Federated Investors Tower       Investors, Inc.; Chairman and Trustee,
Federated                                43 other investment
1001 Liberty Avenue             Investment Management Company; Chairman and
Director,                           companies in the
Pittsburgh, PA                  Federated Investment Counseling and Federated
Global                            Fund Complex
CHAIRMAN AND DIRECTOR           Investment Management Corp.; Chairman, Passport
                                 Research, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;
Director,        $1,752.34   $116,760.63 for the
Birth Date: February 3, 1934    Member of Executive Committee, Children's Hospital
of                           Corporation and
15 Old Timber Trail             Pittsburgh; Director, Robroy Industries, Inc. (coated
steel                     43 other investment
Pittsburgh, PA                  conduits/computer storage equipment); formerly:
Senior                          companies in the
DIRECTOR                        Partner, Ernst & Young LLP; Director, MED 3000 Group,
Inc.                      Fund Complex
                                (physician practice management); Director, Member of
Executive

                                Committee, University of

Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;
President,       $1,927.85   $128,455.37 for the
Birth Date: June 23, 1937       Investment Properties Corporation; Senior Vice
President,                       Corporation and
Grubb & Ellis/Investment        John R. Wood and Associates, Inc., Realtors; Partner
or                         43 other investment
 Properties Corporation         Trustee in private real estate ventures in Southwest
Florida;                   companies in the
3201 Tamiami Trail North        formerly: President, Naples Property Management, Inc.
and                       Fund Complex
Naples, FL                      Northgate Village Development
Corporation.
DIRECTOR

------------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis        Director or Trustee of the Federated Fund Complex;
Director,        $1,752.34   $73,191.21 for the

Birth Date: September 3, 1939   Michael Baker Corporation (engineering,
construction,                           Corporation and

175 Woodshire Drive             operations and technical services); formerly:
Partner,                          37 other investment
Pittsburgh, PA                  Andersen Worldwide

SC.                                                          companies in the
DIRECTOR

Fund Complex

------------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham++            Director or Trustee of the Federated Fund Complex;
Chairman,               $0   $93,190.48 for the
Birth Date: March 5, 1943       President and Chief Executive Officer, Cunningham &
Co., Inc.                   Corporation and
353 El Brillo Way               (strategic business consulting); Trustee Associate,
Boston                      37 other investment
Palm Beach, FL                  College; Director, Iperia Corp.
(communications/software);                      companies in the
DIRECTOR                        formerly: Director, Redgate Communications and EMC
Corporation                  Fund Complex
                                (computer storage systems). Previous Positions:
Chairman of

                                the Board and Chief Executive Officer, Computer
Consoles,
                                Inc.; President and Chief Operating Officer,
Wang

                                Laboratories; Director, First National Bank of
Boston;
                                Director, Apollo Computer,
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.         Director or Trustee of the Federated Fund Complex;
Professor        $1,752.34   $116,760.63 for the
Birth Date: October 11, 1932    of Medicine, University of Pittsburgh; Medical
Director,                        Corporation and
3471 Fifth Avenue               University of Pittsburgh Medical Center -
Downtown;                             43 other investment
Suite 1111                      Hematologist, Oncologist and Internist, University
of                           companies in the
Pittsburgh, PA                  Pittsburgh Medical Center; Member, National Board of
Trustees,                  Fund Complex
DIRECTOR                        Leukemia Society of
America.
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden                 Director or Trustee of the Federated Fund Complex;
formerly:        $1,649.74   $109,153.60 for the
Birth Date: March 16, 1942      Representative, Commonwealth of Massachusetts General
Court;                    Corporation and
One Royal Palm Way              President, State Street Bank and Trust Company and
State Street                 43 other investment
100 Royal Palm Way
Corporation.
companies in the
Palm Beach,
FL

Fund Complex

DIRECTOR                        Previous Positions: Director, VISA USA and VISA
International;
                                Chairman and Director, Massachusetts Bankers
Association;
                                Director, Depository Trust Corporation; Director, The
Boston

                                 Stock Exchange.

------------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.       Director or Trustee of some of the Federated Fund
Complex;          $1,844.13   $102,573.91 for the
Birth Date: April 10, 1945      Executive Vice President, Legal and External Affairs,
Dugan                     Corporation and
80 South Road                   Valva Contess, Inc. (marketing, communications,
technology                      40 other investment
Westhampton Beach, NY           and consulting); formerly: Management
Consultant.                               companies in the
DIRECTOR

Fund Complex

                                Previous Positions: Chief Executive Officer, PBTC
International

                                Bank; Partner, Arthur Young & Company (now Ernst &
Young LLP);
                                Chief Financial Officer of Retail Banking Sector,
Chase

                                Manhattan Bank; Senior Vice President, Marine Midland
Bank;
                                Vice President, Citibank; Assistant Professor of
Banking and

                                Finance, Frank G. Zarb School of Business, Hofstra
University.
------------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr.,            Director or Trustee of the Federated Fund Complex;
President,       $1,927.85   $128,455.37 for the
 J.D., S.J.D.#                  Law Professor, Duquesne University; Consulting
Partner,                         Corporation  and
Birth Date: December 20, 1932   Mollica & Murray; Director, Michael Baker Corp.
(engineering,                   43 other investment
President, Duquesne University  construction, operations and technical
services).                               companies in the
Pittsburgh,
PA

Fund Complex

DIRECTOR                        Previous Positions: Dean and Professor of Law,
University of
                                Pittsburgh School of Law; Dean and Professor of Law,
Villanova

                                University School of Law.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;
Public           $1,752.34   $116,760.63 for the
Birth Date: June 21, 1935       Relations/Marketing/Conference
Planning.                                        Corporation and
4905 Bayard
Street
43 other investment
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum
Company                     companies in the
DIRECTOR                        of America; television producer; business
owner.                                Fund Complex
------------------------------------------------------------------------------------------------------------------------------------
John S. Walsh++                 Director or Trustee of some of the Federated Fund
Complex;                 $0   $94,536.85 for the
Birth Date: November 28, 1957   President and Director, Heat Wagon, Inc.
(manufacturer of                       Corporation and
2007 Sherwood Drive             construction temporary heaters); President and
Director,                        39 other investment
Valparaiso, IN                  Manufacturers Products, Inc. (distributor of
portable                           companies in the
DIRECTOR                        construction heaters); President, Portable Heater
Parts,                        Fund Complex
                                a division of Manufacturers Products, Inc.;
Director,
                                Walsh & Kelly, Inc. (heavy highway contractor);
formerly:
                                Vice President, Walsh & Kelly,
Inc.
------------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+*        President or Executive Vice President of the
Federated Fund                $0   $0 for the
Birth Date: April 11, 1949      Complex; Director or Trustee of some of the Funds in
the                        Corporation and
Federated Investors Tower       Federated Fund Complex; President, Chief Executive
Officer                      30 other investment
1001 Liberty Avenue             and Director, Federated Investors, Inc.; President
and                          companies in the
Pittsburgh, PA                  Trustee, Federated Investment Management Company;
President                     Fund Complex
EXECUTIVE VICE PRESIDENT        and Trustee, Federated Investment Counseling;
President and
 AND DIRECTOR                   Director, Federated Global Investment Management
Corp.;
                                President, Passport Research, Ltd.; Trustee,
Federated

                                Shareholder Services Company; Director, Federated
Services

Company.
------------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales              Trustee or Director of some of the Funds in the
Federated Fund             $0   $0 for the
Birth Date: October 22, 1930    Complex; President, Executive Vice President and
Treasurer of                   Corporation and
Federated Investors Tower       some of the Funds in the Federated Fund Complex; Vice
Chairman,                 42 other investment
1001 Liberty Avenue             Federated Investors, Inc.; Vice President, Federated
Investment                 companies in the
Pittsburgh, PA                  Management Company  and Federated Investment
Counseling,                        Fund Complex
EXECUTIVE VICE PRESIDENT        Federated Global Investment Management Corp. and
Passport
                                Research, Ltd.; Executive Vice President and

Director,
                                Federated Securities Corp.; Trustee, Federated
Shareholder

                                Services

Company.
------------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle Executive Vice President and Secretary of the Federated Fund
$0 $0 for the Birth Date: October 26, 1938 Complex; Executive Vice President,
Secretary and Director, Corporation and Federated Investors Tower Federated
Investors, Inc.; Trustee, Federated Investment 43 other investment 1001 Liberty
Avenue Management Company and Federated Investment Counseling; companies in the
Pittsburgh, PA Director, Federated Global Investment Management Corp, Fund
Complex EXECUTIVE VICE PRESIDENT Federated Services Company and Federated
Securities Corp.

 AND SECRETARY
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice
President - Funds            $0   $0 for the
Birth Date: June 17, 1954       Financial Services Division, Federated Investors,
Inc.;                         Corporation and
Federated Investors Tower       formerly: various management positions within Funds
Financial                   43 other investment
1001 Liberty Avenue             Services Division of Federated Investors,
Inc.                                  companies in the
Pittsburgh,
PA

Fund Complex

TREASURER

------------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher               President or Vice President of some of the Funds in
the                    $0   $0 for the
Birth Date: May 17, 1923        Federated Fund Complex; Director or Trustee of some
of the                      Corporation and
Federated Investors Tower       Funds in the Federated Fund Complex; Executive
Vice                             41 other investment
1001 Liberty Avenue             President, Federated Investors, Inc.; Chairman and
Director,                    companies in the
Pittsburgh, PA                  Federated Securities
Corp.                                                      Fund Complex
PRESIDENT

------------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III          Chief Investment Officer of this Fund and various
other Funds              $0   $0 for the
Birth Date: March 3, 1949       in the Federated Fund Complex; Executive Vice
President,                        Corporation and
Federated Investors Tower       Federated Investment Counseling, Federated Global
Investment                    42 other investment
1001 Liberty Avenue             Management Corp., Federated Investment Management
Company and                   companies in the
Pittsburgh, PA                  Passport Research, Ltd.; Registered Representative,
Federated                   Fund Complex
CHIEF INVESTMENT OFFICER        Securities Corp.; Portfolio Manager, Federated
Administrative
                                Services; Vice President, Federated Investors, Inc.;
formerly:
                                Executive Vice President and Senior Vice President,
Federated

                                Investment Counseling Institutional Portfolio
Management

                                Services Division; Senior Vice President,
Federated

                                Investment Management Company and Passport Research,
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino            Joseph M. Balestrino is Vice President of the
Corporation. Mr.             $0   $0 for the
Birth Date: November 3, 1954    Balestrino joined Federated in 1986 and has been a
Senior                       Corporation and
Federated Investors Tower       Portfolio Manager and Senior Vice President of the
Fund's                       3 other investment
1001 Liberty Avenue             Adviser since 1998. He was a Portfolio Manager and a
Vice                       companies in the
Pittsburgh, PA                  President of the Fund's Adviser from 1995 to 1998.
Mr.                          Fund Complex
VICE PRESIDENT                  Balestrino served as a Portfolio Manager and an
Assistant Vice
                                President of the Adviser from 1993 to 1995. Mr.
Balestrino is

                                a Chartered Financial Analyst and received his
Master's

                                Degree in Urban and Regional Planning from the
University of

Pittsburgh.
------------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak               Jeff A. Kozemchak is Vice President of the
Corporation. Mr.                $0   $0 for the
Birth Date: January 15, 1960    Kozemchak joined Federated in 1987 and has been a
Senior                        Corporation and
Federated Investors Tower       Portfolio Manager since 1996 and a Senior Vice
President of                     3 other investment
1001 Liberty Avenue             the Fund's Adviser since 1999. He was a Portfolio
Manager                       companies in the
Pittsburgh, PA                  until 1996 and a Vice President of the Fund's Adviser
from                      Fund Complex
VICE PRESIDENT                  1993 to 1998. Mr. Kozemchak is a Chartered Financial
Analyst
                                and received his M.S. in Industrial Administration
from

                                Carnegie Mellon University in

1987.





 * An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

 # A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

 + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham and Walsh became members of the Board of Directors on January 1, 2000. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.



Other Related Services



Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Research Services



Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee         Average Aggregate Daily Net Assets of the
Federated Funds
----------------------------------------------------------------------------------------------
0.150 of 1%                        on the first $250 million
0.125 of 1%                        on the next $250 million
0.100 of 1%                        on the next $250 million
0.075 of 1%                        on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.



Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.



CUSTODIAN



State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



For the Year Ended November 30,             1999          1998         1997
---------------------------------------------------------------------------
Advisory Fee Earned                     $583,987      $473,247     $446,254
Advisory Fee Reduction                  $102,708      $200,457     $214,584
Brokerage Commissions                   $      0      $      0     $      0
Administrative Fee                      $155,000      $155,000     $155,001
12b-1 Fee
Class A Shares                          $667,614            --           --
Class F Shares                          $ 19,507            --           --
Shareholder Services Fee
 Class A Shares                         $333,777            --           --
 Class F Shares                         $ 32,512            --           --




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 1999.

Yields are given for the 30-day period ended November 30, 1999.





                             30-Day Period       1 Year         5 Years        Start
of Performance on January 14, 1992
------------------------------------------------------------------------------------------------------------------------
Class A Shares

------------------------------------------------------------------------------------------------------------------------
Total Return                 NA                  1.28%          5.83%          5.21%
------------------------------------------------------------------------------------------------------------------------
Yield                        6.67%               NA             NA             NA
------------------------------------------------------------------------------------------------------------------------


                             30-Day Period       1 Year         5 Years        Start
of Performance on September 1, 1993
------------------------------------------------------------------------------------------------------------------------
Class F Shares

------------------------------------------------------------------------------------------------------------------------
Total Return                 NA                  0.43%          5.93%          4.66%
------------------------------------------------------------------------------------------------------------------------
Yield                        6.77%               NA             NA             NA
------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.



The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD



The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:



 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 .  information about the mutual fund industry from sources such as the

Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.



Morningstar, Inc.



Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Merrill Lynch 1-3 Year Short-Term Corporate Index

The Merrill Lynch 1-3 Year Short-Term Corporate Index is an index trading short-term domestic investment-grade corporate bonds with maturities between 1 and
2.99 years.



Who is Federated Investors, Inc.?



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW


Municipal Funds



In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



Government Funds



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



Money Market Funds



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.



Federated Clients Overview



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



Broker/Dealers and Bank Broker/Dealer Subsidiaries



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information



The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Limited Term Fund dated November 30, 1999.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 .  Leading market positions in well-established industries;

 .  High rates of return on funds employed;

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection;

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



Addresses

FEDERATED LIMITED TERM FUND



Class A Shares



Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser



Federated Investment Management Company



Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP



200 Berkeley Street
Boston, MA 02116




PROSPECTUS



Federated Limited Term Municipal Fund



A Portfolio of Fixed Income Securities, Inc.

(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)

CLASS A SHARES

A mutual fund seeking to provide a high level of current income which is exempt from federal regular income tax consistent with preservation of principal by investing primarily in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             6
How is the Fund Sold?                                            8
How to Purchase Shares                                           9
How to Redeem and Exchange Shares                               10
Account and Share Information                                   12
Who Manages the Fund?                                           13
Financial Information                                           14

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE


JANUARY 31, 2000



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT).



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



 .  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
 .  Credit Risks. Issuers of tax-exempt securities may default on the payment of interest or principal when due.
 . Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

 . Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value.

 . Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Federated Limited Term Municipal Fund as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with -5% and increasing in increments of 5% up to 10%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (1.80)%, 8.64%, 3.00%, 5.21%, 4.51%, and 0.88%.]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 3.11% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Three-Year Municipal Bond Index (LB3YRMB), a broad-based market index. The LB3YRMB is an index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal worth at least $50 million, have a maturity value of at least $3 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                Fund           LB3YRMB
1 Year                                          (0.13%)            1.96%
5 Years                                          4.20%             5.17%
Start of Performance/1/                          3.41%             4.43%

1  The Fund's start of performance date was September 1, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?



FEDERATED LIMITED TERM MUNICIPAL FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.


Shareholder Fees

Fees Paid Directly From Your Investment


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1.00% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price). None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%

Distribution (12b-1)
Fee
0.25%

Shareholder Services
Fee

0.25%

Other
Expenses

0.31%

Total Annual Fund Operating
Expenses

1.21%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

  Total Waiver of Fund Expenses                                           0.31%
  Total Actual Annual Fund Operating Expenses (after waivers)             0.90%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.09% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Class A Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Calendar Period                                               Fund
1 Year                                                    $       222
3 Years                                                   $       480
5 Years                                                   $       758
10 Years                                                  $     1,551

What are the Fund's Investment Strategies?


The Fund invests at least 80% of its net assets in a portfolio of tax exempt securities. The Fund's portfolio securities are investment grade and its dollar-weighted average duration is less than four years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and to provide high levels of income.

  The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

 .  the economic feasibility of revenue bond financings and general purpose financings;
 . the financial condition of the issuer or guarantor; . political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

  The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

 .  current and expected U.S. economic growth;
 .  current and expected interest rates and inflation;
 . the Federal Reserve's monetary policy; and . supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide high levels of income, subject to the Fund's quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

 The following describes the types of tax exempt securities in which the fund invests.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics or issued by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.



What do Shares Cost?


You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                                Maximum Sales Charge

                           Minimum             ------------------------
                           Initial/                          Contingent
                           Subsequent          Front-End     Deferred
                           Investment          Sales         Sales
Shares Offered              Amounts/1/         Charge/2/     Charge/3/
-----------------------------------------------------------------------
Class A                       $1,500/$100       1.00%         0.00%

1  The minimum subsequent investment amounts for Systematic Investment Programs
   (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem." A Contingent Deferred Sales Charge (CDSC) may be charged under certain circumstances. To determine whether your CDSC, if applicable, may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



SALES CHARGE WHEN YOU PURCHASE



Class A Shares

---------------------------------------------------------------------
                                 Sales Charge as       Sales Charge

                                 a Percentage of       as a
                                 Public Offering       Percentage of

Purchase Amount                  Price                 NAV
---------------------------------------------------------------------
Less than $1 million                  1.00%               1.01%
$1 million or greater/1/              0.00%               0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your CDSC may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

 .    purchasing Shares in greater quantities to reduce the applicable sales charge;
 .    combining concurrent purchases of Shares:

     - by you, your spouse, and your children under age 21; or - of the same share class of two or more Federated Funds (other than money market funds);

 .    accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 .    signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 . within 120 days of redeeming Shares of an equal or lesser amount; . when the Fund's Distributor does not advance payment to the investment professional for your purchase;
 . by exchanging shares from the same share class of another Federated Fund; . for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or
 .    through investment professionals that receive no portion of the sales charge.


SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your CDSC may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:
 .    purchased with reinvested dividends or capital gains;
 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
 .    purchased through investment professionals who did not receive advanced sales payments;
 . if, after you purchase Shares, you become disabled as defined by the IRS; . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 . if your redemption is a required retirement plan distribution; or . upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .    Shares that are not subject to a CDSC; and

 .    Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?


The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 .    Establish an account with the investment professional; and

 .    Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUND

 .    Establish your account with the Fund by submitting a completed New Account
     Form; and
 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE


 Wire Order Number, Dealer Number or Group Number



 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.



BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares



You should redeem or exchange Shares:



 .    through an investment professional if you purchased Shares through an investment professional; or
 .    directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed or exchanged; . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:


 .    your redemption will be sent to an address other than the address of record;
 .    your redemption will be sent to an address of record that was changed within the last 30 days;
 .    a redemption is payable to someone other than the shareholder(s) of record;
     or

 .    if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .    an electronic transfer to your account at a financial institution that is an ACH member; or
 .    wire payment to your account at a domestic commercial bank that is a
     Federal Reserve System member.



Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 . to allow your purchase to clear;

 .    during periods of market volatility; or
 .    when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE


You may exchange Shares of the Fund into Shares of the same class of another
Federated Fund. To do this, you must:     . ensure that the account
registrations are identical; . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.



DIVIDENDS AND CAPITAL GAINS


The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?


The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

Mary Jo Ochson



Mary Jo Ochson has been the Fund's portfolio manager since inception. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.


Jeff A. Kozemchak



Jeff A. Kozemchak has been the Fund's portfolio manager since 1997. He is Vice President of Fixed Income Securities, Inc. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.


ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                   1999
1998             1997           1996               1995
Net Asset Value, Beginning of Period                    $  9.86          $
9.78          $  9.76        $  9.85            $  9.49
Net investment income                                      0.39
0.40             0.41           0.40               0.46
Net realized and unrealized gain (loss)                   (0.26)
0.08             0.02          (0.08)              0.36

oninvestments

 TOTAL FROM INVESTMENT OPERATIONS                          0.13
0.48             0.43           0.32               0.82
Less
Distributions:

Distributions from net investment income                  (0.39)
(0.40)           (0.41)         (0.40)             (0.46)
Distributions in excess of net investment
income                                                           (0.01)/1/
 TOTAL DISTRIBUTIONS                                      (0.39)
(0.40)           (0.41)         (0.41)             (0.46)
Net Asset Value, End of Period                          $  9.60          $
9.86          $  9.78        $  9.76            $  9.85
Total Return/2/                                            1.29%
4.95%            4.45%          3.34%              8.67%

Ratios to Average Net
Assets:

Expenses                                                   0.90%
0.90%            0.90%          0.81%              0.68%
Net investment income                                      3.94%
4.08%            4.17%          4.14%              4.72%
Expense waiver/reimbursement/3/                            0.31%
0.50%            0.48%          0.54%              1.03%
Supplemental
Data:
Net assets, end of period (000 omitted)                 $97,612
$72,174          $52,921        $73,570            $65,179
Portfolio turnover                                           25%
25%              33%            49%                47%

1 Distributions are determined in accordance with income tax regulations which may differ from genereally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated November 30, 1999, which can be obtained free of charge. Federated Limited Term Municipal Fund


[FEDERATED LOGO]
WORLD-CLASS INVESTMENT MANAGER



Federated
Limited Term
Municipal Fund

A Portfolio of Fixed Income Securities, Inc.

(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)

CLASS A SHARES


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[FEDERATED LOGO]

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319403

 (Effective February 1, 2000, the CUSIP number will be 31417P304)

3070702A-A (1/00)


Federated is a registered mark of Federated Investors, Inc.

2000 Federated Investors, Inc.                        [RECYCLED LOGO]



PROSPECTUS

PROSPECTUS

Federated Limited Term Municipal Fund
A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS F SHARES



A mutual fund seeking to provide a high level of current income which is exempt from federal regular income tax consistent with preservation of principal by investing primarily in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What Do Shares Cost?                                             7
How is the Fund Sold?                                            9
How to Purchase Shares                                           9
How to Redeem and Exchange Shares                               11
Account and Share Information                                   13
Who Manages the Fund?                                           14
Financial Information                                           15

JANUARY 31, 2000



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing primarily in a portfolio of investment grade tax exempt securities with a dollar-weighted average duration of four years or less. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations
(AMT).



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



 .    Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
 .    Credit Risks. Issuers of securities may default on the payment of interest or principal when due.
 .    Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

 .    Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value.

 .    Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class F Shares of Federated Limited Term Municipal Fund as of the calendar year-end for each of six years.

The "y" axis reflects the "% Total Return" beginning with -2% and increasing in increments of 2% up to 10%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (1.61)%, 8.84%, 3.25%, 5.47%, 4.77%, and 1.13%.]



The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The Fund's Class F Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's shares highest quarterly return was 3.15% (quarter ended March 31, 1995). Its lowest quarterly return was (2.46%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class F shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Class F shares total returns averaged over a period of years relative to the Lehman Brothers Three-Year Municipal Bond Index (LB3YRMB) a broad-based market index. The LB3YRMB is an index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal worth at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to AMT. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                Fund            LB3YRMB
1 Year                                         0.16%           1.96%
5 Years                                        4.66%           5.17%
Start of Performance/1/                        3.81%           4.43%

1  The Fund's start of performance date was September 1, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED TERM MUNICIPAL FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.


Shareholder Fees

Fees Paid Directly From Your Investment


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price) None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%

Distribution (12b-1)
Fee/3/
0.15%

Shareholder Services
Fee

0.25%

Other
Expenses

0.31%

Total Annual Fund Operating
Expenses

1.11%


/1/ Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

    Total Waiver of Fund Expenses                                         0.46%
    Total Actual Annual Fund Operating Expenses (after waivers)           0.65%
/2/ The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.09% for the fiscal year ended November 30, 1999.

/3/ The distributor voluntarily waived the distribution (12b1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b1) fee paid by the Fund's Class F Shares (after the voluntary waiver) was 0.00% for the year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Class F Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class               1 Year         3 Years         5 Years        10 Years
Class F
Expenses assuming          $213            $453            $612          $1,352
 redemption

Expenses assuming no       $113            $353            $612          $1,352
 redemption

What are the Fund's Investment Strategies?


The Fund invests at least 80% of its net assets in a portfolio of tax exempt securities. The Fund's portfolio securities are investment grade and its dollar-weighted average duration is less than four years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and to provide high levels of income.

  The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

 .  the economic feasibility of revenue bond financings and general purpose financings;
 . the financial condition of the issuer or guarantor; . political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

  The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

 .  current and expected U.S. economic growth;
 .  current and expected interest rates and inflation;
 . the Federal Reserve's monetary policy; and . supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser attempts to provide high levels of income, subject to the Fund's quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

 The following describes the types of tax exempt securities in which the fund invests.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.



Special Revenue Bonds



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



Private Activity Bonds



Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS


Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS



Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time.

  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics or issued by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                          Minimum Maximum Sales Charge

                       Initial/                          Contingent
                       Subsequent      Front-End         Deferred
                       Investment      Sales             Sales
Shares Offered         Amounts/1/      Charge            Charge/2/
Class F                $1,500/$100     None              1.00%

/1/ The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

/2/  See "Sales Charge When You Redeem."



If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



ELIMINATING THE SALES CHARGE
The Fund's Shares are sold at NAV. However, shareholders may eliminate the applicable sales charge when purchasing Class F Shares of other Federated Funds by:

 .  purchasing Shares in greater quantities to reduce the applicable sales charge;
 .  combining concurrent purchases of Shares:
   -by you, your spouse, and your children under age 21; or -of the same share class of two or more Federated Funds (other than money market funds);
 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

In addition, the sales charge will be eliminated when you purchase Class F Shares of other Federated Funds:

 . within 120 days of redeeming Shares of an equal or lesser amount; . when the Fund's Distributor does not advance payment to the investment professional for your purchase;
 . by exchanging shares from the same share class of another Federated Fund; . for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or
 .  through investment professionals that receive no portion of the sales charge.



SALES CHARGE WHEN YOU REDEEM


Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class F Shares

Purchase Amount                              Shares Held         CDSC
Up to $2 million                          4 years or less         1.00%
$2 $5 million                             2 years or less         0.50%
$2 $25 million                            1 year or less          0.25%
$25 million or more                       N/A                     None



If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.



You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;
 . purchased within 120 days of redeeming Shares of an equal or lesser amount;
    . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
 .  purchased through investment professionals who did not receive advanced sales payments;
 . if, after you purchase Shares, you become disabled as defined by the IRS;
 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;


 . if your redemption is a required retirement plan distribution; or      . upon
the death of the last surviving shareholder of the account.



To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 . Establish an account with the investment professional; and     . Submit your
purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 . Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE


 Wire Order Number, Dealer Number or Group Number



 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed or exchanged; . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an
   ACH member; or
 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGE


You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 . ensure that the account registrations are identical; . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



  If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

Mary Jo Ochson



Mary Jo Ochson has been the Fund's portfolio manager since inception. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.


Jeff A. Kozemchak



Jeff A. Kozemchak has been the Fund's portfolio manager since 1997. He is Vice President of Fixed Income Securities, Inc. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                               1999
1998             1997             1996              1995
Net Asset Value, Beginning of Period                $  9.86          $  9.78
$  9.76          $  9.85           $  9.49
Net investment income                                  0.41
0.42             0.43             0.43              0.47
Net realized and unrealized gain (loss) on
 investments                                          (0.26)
0.08             0.02            (0.08)             0.36
 TOTAL FROM INVESTMENT OPERATIONS                      0.15
0.50             0.45             0.35              0.83
Less
Distributions:

Distributions from net investment income              (0.41)
(0.42)           (0.43)           (0.43)            (0.47)
Distributions in excess of net investment income         --
--               --            (0.01)/1/            --
 TOTAL DISTRIBUTIONS                                  (0.41)
(0.42)           (0.43)           (0.44)            (0.47)
Net Asset Value, End of Period                      $  9.60          $  9.86
$  9.78          $  9.76           $  9.85
Total Return/2/                                        1.54%
5.21%            4.71%            3.60%             8.86%

Ratios to Average Net
Assets:

Expenses                                               0.65%
0.65%            0.65%            0.56%             0.49%
Net investment income                                  4.18%
4.28%            4.42%            4.40%             4.91%
Expense waiver/reimbursement/3/                        0.46%
0.65%            0.63%            0.69%             1.12%
Supplemental
Data:
Net assets, end of period (000 omitted)             $28,006          $28,964
$20,298          $26,300           $26,442
Portfolio turnover                                       25%
25%              33%              49%               47%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated November 30, 1999, which can be obtained free of charge.

NOTES



NOTES

[FEDERATED LOGO]

Federated
Limited Term
Municipal Fund

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS F SHARES

JANUARY 31, 2000



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[Federated Logo]

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447

Cusip 338319502



(Effective February 1, 2000, the CUSIP number will be 31417P403)

3070702-F (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

  [LOGO]
 RECYCLED

   LOGO



STATEMENT OF ADDITIONAL INFORMATION

Federated Limited Term Municipal Fund

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)

CLASS A SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Class A Shares and Class F Shares of Federated Limited Term Municipal Fund (Fund), dated January 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000



                              CONTENTS



                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Exchanging Securities for Shares
                              Subaccounting Services
                              Redemption in Kind
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses
3070702B (1/00)




How is the Fund Organized?



The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc. The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the reclassification of Investment Shares as Class A Shares and Fortress Shares as Class F Shares. Effective March 31, 1996, the Fund changed its name from Limited Term Municipal Fund to Federated Limited Term Municipal Fund.

The Board of Directors (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

 The following describes the types of fixed income securities in which the Fund may invest.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   Inverse Floaters

   An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

   Variable Rate Demand Instruments

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Notes

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Tax Increment Financing Bonds

   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Leases

   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

   Zero Coupon Securities

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

   Credit Enhancement

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.



Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

  Futures Contracts



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded over-the-counter (OTC) are frequently referred to as forward contracts.

  The Fund may buy or sell the following types of futures contracts: interest rate and index financial futures contracts.

  Options



  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may buy or write options to close out existing options positions.

  If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



  Swaps

  Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

     Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

     Total Return Swaps

     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

  Asset Coverage

  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

  Inter-fund Borrowing and Lending  Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA" - rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Liquidity Risks



Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide a high level of current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) consistent with the preservation of principal. The investment objective may not be changed by the Fund's Directors without shareholder approval.

Under normal circumstances, the Fund will be invested so that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax (excluding federal alternative minimum tax for individuals and corporations). This policy is fundamental and cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

Diversification of Investments



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate



The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting



The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities



The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Lending Cash or Securities



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Buying On Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

Quantity Discounts



Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases



If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases



You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege



You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



 . the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and

 .  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:



 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

Class F Shares Only

 . representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.



RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment
professional may receive:     . an amount equal to 0.50% of the NAV of Class A
Shares under certain qualified

   retirement plans as approved by the Distributor (such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase).



 . an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:


Amount                     Advance Payments as a Percentage of Public Offering Price
------------------------------------------------------------------------------------
First $1 - $5 million      0.75%
------------------------------------------------------------------------------------
Next $5 - $20 million      0.50%
------------------------------------------------------------------------------------
Over $20 million           0.25%
------------------------------------------------------------------------------------

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares

Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 1,969,724 shares (21.71%); William M. Whitmire, Atlanta, GA, owned approximately 683,694 shares (7.53%); Donaldson Lufkin Jenrette, Jersey City, NJ, owned approximately 680,065 shares (7.49%); Carter Jones Lumber Co., Kent, OH, owned approximately 486,507 shares (5.36%); Stephen Grand Trustee, Stephen Grand Trust, Farmington Hills, MI, owned approximately 471,252 shares (5.19%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 458,703 shares (5.05%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 459,986 shares (25.93%); and Wells Fargo Bank as Agent for Bryan Turner, Calabasas, CA, owned approximately 121,215 shares (6.83%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS


The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and F Shares.


-----------------------------------------------------------------------------------------------------------------------------------
Name
Aggregate        Total
Birth
Date

Compensation     Compensation
Address
From Corporation From Corporation

Position With Corporation    Principal

Occupations                                                              and Fund
Complex
                             for Past Five

Years

----------------------------
----------------------------------------------------------------- ----------------
-------------------

John F. Donahue*+#           Chief Executive Officer and Director or Trustee of the
Federated                $0 $0 for the
Birth Date: July 28, 1924    Fund Complex; Chairman and Director, Federated
Investors, Inc.;                    Corporation and
Federated Investors Tower    Chairman and Trustee, Federated Investment Management
Company;                     43 other investment
1001 Liberty Avenue          Chairman and Director, Federated Investment Counseling
and                         companies
Pittsburgh, PA               Federated Global Investment Management Corp.; Chairman,
Passport                   in the Fund Complex
CHAIRMAN AND DIRECTOR        Research, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley             Director or Trustee of the Federated Fund Complex;
Director,             $1,752.34 $116,760.63 for the
Birth Date: February 3, 1934 Member of Executive Committee, Children's Hospital of
Pittsburgh;                  Corporation and
15 Old Timber Trail          Director, Robroy Industries, Inc. (coated steel
conduits/computer                  43 other investment
Pittsburgh, PA               storage equipment); formerly: Senior Partner, Ernst &
Young LLP;                   companies
DIRECTOR                     Director, MED 3000 Group, Inc. (physician practice
management);                    in the Fund Complex
                             Director, Member of Executive Committee, University of
                             Pittsburgh.
-----------------------------------------------------------------------------------------------------------------------------------
John T. Conroy, Jr.          Director or Trustee of the Federated Fund Complex;
President,            $1,927.85 $128,455.37 for the
Birth Date: June 23, 1937    Investment Properties Corporation; Senior Vice
President, John R.                  Corporation and
Grubb & Ellis/Investment     Wood and Associates, Inc., Realtors; Partner or Trustee
in                         43 other investment
 Properties Corporation      private real estate ventures in Southwest Florida;
formerly:                       companies
3201 Tamiami Trail North     President, Naples Property Management, Inc. and
Northgate                          in the Fund Complex
Naples, FL                   Village Development Corporation.
DIRECTOR

-----------------------------------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis     Director or Trustee of the Federated Fund Complex;
Director,             $1,752.34 $73,191.21 for the
Birth Date: September 3,     Michael Baker Corporation (engineering,
construction,                              Corporation and
 1939                        operations and technical services); formerly:
Partner,                             37 other investment
175 Woodshire Drive          Andersen Worldwide

SC.                                                             companies
Pittsburgh,
PA

in the Fund Complex

DIRECTOR

-----------------------------------------------------------------------------------------------------------------------------------
John F. Cunningham++         Director or Trustee of the Federated Fund Complex;
Chairman,                    $0 $93,190.48 for the
Birth Date: March 5, 1943    President and Chief Executive Officer, Cunningham & Co.,
Inc.                      Corporation and
353 El Brillo Way            (strategic business consulting); Trustee Associate,
Boston                         37 other investment
Palm Beach, FL               College; Director, Iperia Corp.
(communications/software);                         companies
DIRECTOR                     formerly: Director, Redgate Communications and EMC
Corporation                     in the Fund Complex
                             (computer storage systems).

                             Previous Positions: Chairman of the  Board and Chief
Executive

                             Officer, Computer Consoles, Inc.; President and Chief
Operating

                             Officer, Wang Laboratories;  Director, First National
Bank of

                             Boston; Director, Apollo  Computer, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence D. Ellis, M.D.      Director or Trustee of the Federated Fund Complex;
Professor of          $1,752.34 $116,760.63 for the
Birth Date: October 11, 1932 Medicine, University of Pittsburgh; Medical Director,
University                   Corporation and

3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown; Hematologist,
Oncologist                  43 other investment
Suite 1111                   and Internist, University of Pittsburgh Medical Center;
Member,                    companies
Pittsburgh, PA               National Board of Trustees, Leukemia Society of
America.                           in the Fund Complex
DIRECTOR

-----------------------------------------------------------------------------------------------------------------------------------
Peter E. Madden              Director or Trustee of the Federated Fund Complex;
formerly:             $1,649.74 $109,153.60 for the
Birth Date: March 16, 1942   Representative, Commonwealth of Massachusetts General
Court;                       Corporation and
One Royal Palm Way           President, State Street Bank and Trust Company and State
Street                    43 other investment
100 Royal Palm Way
Corporation.
companies

Palm Beach,
FL

in the Fund Complex

DIRECTOR                     Previous Positions: Director, VISA USA and VISA
International;
                             Chairman and Director, Massachusetts Bankers
Association;
                             Director, Depository Trust Corporation; Director, The
Boston

                             Stock Exchange.
-----------------------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.    Director or Trustee of some of the Federated Fund
Complex;               $1,844.13 $102,573.91 for the
Birth Date: April 10, 1945   Executive Vice President, Legal and External Affairs,
Dugan                        Corporation and
80 South Road                Valva Contess, Inc. (marketing, communications,
technology and                     40 other investment
Westhampton Beach, NY        consulting); formerly: Management
Consultant.                                      companies
DIRECTOR
in the Fund Complex
                             Previous Positions: Chief Executive Officer, PBTC
International

                             Bank; Partner, Arthur Young & Company (now Ernst & Young
LLP);
                             Chief Financial Officer of Retail Banking Sector, Chase
Manhattan

                             Bank; Senior Vice President, Marine Midland Bank; Vice
President,
                             Citibank; Assistant Professor of Banking and Finance,
Frank G.
                             Zarb School of Business, Hofstra University.
-----------------------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,   Director or Trustee of the Federated Fund Complex;
President, Law        $1,927.85 $128,455.37 for the
S.J.D.#                      Professor, Duquesne University; Consulting Partner,
Mollica &                      Corporation and
Birth Date: December 20,     Murray; Director, Michael Baker Corp. (engineering,
construction,                  43 other investment
 1932                        operations and technical
services).                                                companies
President,
Duquesne

in the Fund Complex

 University                  Previous Positions: Dean and Professor of Law,
University of
Pittsburgh, PA               Pittsburgh School of Law; Dean and Professor of Law,
Villanova
DIRECTOR                     University School of Law.
-----------------------------------------------------------------------------------------------------------------------------------
Marjorie P. Smuts            Director or Trustee of the Federated Fund Complex;
Public                $1,752.34 $116,760.63 for the
Birth Date: June 21, 1935    Relations/Marketing/Conference
Planning.                                           Corporation and
4905 Bayard
Street
43 other investment
Pittsburgh, PA               Previous Positions: National Spokesperson, Aluminum
Company of                     companies
DIRECTOR                     America; television producer; business
owner.                                      in the Fund Complex
-----------------------------------------------------------------------------------------------------------------------------------
John S. Walsh++              Director or Trustee of some of the Federated Fund
Complex;                      $0 $94,536.85 for the
Birth Date: November 28,     President and Director, Heat Wagon, Inc. (manufacturer
of                          Corporation and
 1957                        construction temporary heaters); President and
Director,                           39 other investment
2007 Sherwood Drive          Manufacturers Products, Inc. (distributor of
portable                              companies in the
Valparaiso, IN               construction heaters); President, Portable Heater Parts,
a                         Fund Complex
DIRECTOR                     division of Manufacturers Products, Inc.; Director,
Walsh &
                             Kelly, Inc. (heavy highway contractor); formerly: Vice
President,
                               Walsh & Kelly, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+*     President or Executive Vice President of the Federated
Fund                     $0 $0 for the
Birth Date: April 11, 1949   Complex; Director or Trustee of some of the Funds in
the                           Corporation and
Federated Investors Tower    Federated Fund Complex; President, Chief Executive
Officer and                     30 other investment
1001 Liberty Avenue          Director, Federated Investors, Inc.; President and
Trustee,                        companies
Pittsburgh, PA               Federated Investment Management Company; President and
Trustee,                    in the Fund Complex
EXECUTIVE VICE PRESIDENT AND Federated Investment Counseling; President and Director,
 DIRECTOR                    Federated Global Investment Management Corp.; President,
Passport
                             Research, Ltd.; Trustee, Federated Shareholder Services
Company;
                             Director, Federated Services Company.
-----------------------------------------------------------------------------------------------------------------------------------
Edward C. Gonzales           Trustee or Director of some of the Funds in the
Federated Fund                  $0 $0 for the
Birth Date: October 22, 1930 Complex; President, Executive Vice President and
Treasurer of                      Corporation and
Federated Investors Tower    some of the Funds in the Federated Fund Complex; Vice
Chairman,                    42 other investment
1001 Liberty Avenue          Federated Investors, Inc.; Vice President, Federated
Investment                    companies
Pittsburgh, PA               Management Company and Federated Investment
Counseling,                            in the Fund Complex
EXECUTIVE VICE PRESIDENT     Federated Global Investment Management Corp. and
Passport
                             Research, Ltd.; Executive Vice President and Director,
Federated

                             Securities Corp.; Trustee, Federated Shareholder
Services

                             Company.
-----------------------------------------------------------------------------------------------------------------------------------
John W. McGonigle Executive Vice President and Secretary of the Federated Fund
$0 $0 for the Birth Date: October 26, 1938 Complex; Executive Vice President,
Secretary and Director, Corporation and Federated Investors Tower Federated
Investors, Inc.; Trustee, Federated Investment 43 other investment 1001 Liberty
Avenue Management Company and Federated Investment Counseling; Director,
companies Pittsburgh, PA Federated Global Investment Management Corp, Federated
Services in the Fund Complex EXECUTIVE VICE PRESIDENT AND Company and Federated
Securities Corp.

 SECRETARY

-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Thomas            Treasurer of the Federated Fund Complex; Vice President
- Funds                 $0 $0 for the
Birth Date: June 17, 1954    Financial Services Division, Federated Investors, Inc.;
formerly:                  Corporation and
Federated Investors Tower    various management positions within Funds Financial
Services                       43 other investment
1001 Liberty Avenue          Division of Federated Investors,
Inc.                                              companies
Pittsburgh,
PA

in the Fund Complex

TREASURER

-----------------------------------------------------------------------------------------------------------------------------------
Richard B. Fisher            President or Vice President of some of the Funds in the
Federated               $0 $0 for the
Birth Date: May 17, 1923     Fund Complex; Director or Trustee of some of the Funds
in the                      Corporation and
Federated Investors Tower    Federated Fund Complex; Executive Vice President,
Federated                        41 other investment
1001 Liberty Avenue          Investors, Inc.; Chairman and Director, Federated
Securities                       companies
Pittsburgh, PA

Corp.                                                                              in
the Fund Complex
PRESIDENT

-----------------------------------------------------------------------------------------------------------------------------------
William D. Dawson, III       Chief Investment Officer of this Fund and various other
Funds in                $0 $0 for the
Birth Date: March 3, 1949    the Federated Fund Complex; Executive Vice President,
Federated                    Corporation and
Federated Investors Tower    Investment Counseling, Federated Global Investment
Management                      42 other investment
1001 Liberty Avenue          Corp., Federated Investment Management Company and
Passport                        companies
Pittsburgh, PA               Research, Ltd.; Registered Representative, Federated
Securities                    in the Fund Complex
CHIEF INVESTMENT OFFICER     Corp.; Portfolio Manager, Federated Administrative
Services;
                             Vice President, Federated Investors, Inc.; formerly:
Executive

                             Vice President and Senior Vice President, Federated
Investment

                             Counseling Institutional Portfolio Management Services
Division;
                             Senior Vice President, Federated Investment Management
Company

                           and Passport Research, Ltd.

-----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino         Joseph M. Balestrino is Vice President of the
Corporation.  Mr.                 $0 $0 for the
Birth Date: November 3, 1954 Balestrino joined Federated in 1986 and has been a
Senior                          Corporation and
Federated Investors Tower    Portfolio Manager and Senior Vice President of the
Fund's Adviser                  3 other investment
1001 Liberty Avenue          since 1998. He was a Portfolio Manager and a Vice
President of                     companies
Pittsburgh, PA               the Fund's Adviser from 1995 to 1998. Mr. Balestrino
served as a                   in the Fund Complex
VICE PRESIDENT               Portfolio Manager and an Assistant Vice President of the
Adviser
                             from 1993 to 1995. Mr. Balestrino is a Chartered
Financial

                             Analyst and received his Master's Degree in Urban and
Regional

                             Planning from the University of Pittsburgh.

-----------------------------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak            Jeff A. Kozemchak is Vice President of the Corporation.
Mr.                    $0 $0 for the
Birth Date: January 15, 1960 Kozemchak joined Federated in 1987 and has been a
Senior                           Corporation and
Federated Investors Tower    Portfolio Manager since 1996 and a Senior Vice President
of                        3 other investment
1001 Liberty Avenue          the Fund's Adviser since 1999. He was a Portfolio
Manager until                    companies
Pittsburgh, PA               1996 and a Vice President of the Fund's Adviser from
1993 to                       in the Fund Complex
VICE PRESIDENT               1998. Mr. Kozemchak is a Chartered Financial Analyst and
                             received his M.S. in Industrial Administration from
Carnegie

                           Mellon University in 1987.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messrs. Cunningham and Walsh became members of the Board of Directors on January 1, 2000. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.



Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee                        Average Aggregate Daily Net Assets
of the Federated Funds
-----------------------------------------------------------------------------------------------------------
0.150 of 1%                                       on the first $250 million
-----------------------------------------------------------------------------------------------------------
0.125 of 1%                                       on the next $250 million
-----------------------------------------------------------------------------------------------------------
0.100 of 1%                                       on the next $250 million
-----------------------------------------------------------------------------------------------------------
0.075 of 1%                                       on assets in excess of $750 million
-----------------------------------------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES


For the Year Ended November 30,
                                                  1999

1998                           1997
------------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                           $517,415
$368,391                       $333,392
------------------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                        $396,784
$368,391                       $333,392
------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions                         $      0
$      0                       $      0
------------------------------------------------------------------------------------------------------------------------
Administrative Fee                            $155,002
$155,000                       $155,000
------------------------------------------------------------------------------------------------------------------------
12b-1 Fee

------------------------------------------------------------------------------------------------------------------------
 Class A Shares

$240,981                                 --                             --
------------------------------------------------------------------------------------------------------------------------
 Class F Shares                               $
49,466                                 --                             --
------------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee

------------------------------------------------------------------------------------------------------------------------
 Class A Shares

$240,981                                 --                             --
------------------------------------------------------------------------------------------------------------------------
 Class F Shares                               $
82,444                                 --                             --
------------------------------------------------------------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 1999.

Yields are given for the 30-day period ended November 30, 1999.


                                          30-Day Period         1 Year
5 Years               Start of Performance on

September 1, 1993
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                              NA                    0.27%
4.29%                 3.47%
-----------------------------------------------------------------------------------------------------------------------------------
Yield                                     4.07%                 NA
NA                    NA
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      4.68%                 NA
NA                    NA
-----------------------------------------------------------------------------------------------------------------------------------

                                          30-Day Period         1 Year
5 Years               Start of Performance on

September 1, 1993
-----------------------------------------------------------------------------------------------------------------------------------
Class F Shares

-----------------------------------------------------------------------------------------------------------------------------------
Total Return                              NA                    0.57%
4.76%                 3.87%
-----------------------------------------------------------------------------------------------------------------------------------
Yield                                     4.32%                 NA
NA                    NA
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      4.89%                 NA
NA                    NA
-----------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



Taxable Yield Equivalent for 2000 MultiState Municipal Fund


Federal Income Tax Bracket:                 15.00%              28.00%
31.00%               36.00%           39.60%
Joint Return                             $1-43,850     $43,851-105,950
$105,951-161,450     $161,451-288,350     Over 288,350
-----------------------------------------------------------------------------------------------------------------------------------
Single Return                            $1-26,250     $ 26,251-63,550     $
63,551-132,600     $132,601-288,350     Over 288,350
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Yield:                        Taxable Yield Equivalent:
1.00%                                        1.18%               1.39%
1.45%                1.56%            1.66%
-----------------------------------------------------------------------------------------------------------------------------------
1.50%                                        1.76%               2.08%
2.17%                2.34%            2.48%
-----------------------------------------------------------------------------------------------------------------------------------
2.00%                                        2.35%               2.78%
2.90%                3.13%            3.31%
-----------------------------------------------------------------------------------------------------------------------------------
2.50%                                        2.94%               3.47%
3.62%                3.91%            4.14%
-----------------------------------------------------------------------------------------------------------------------------------
3.00%                                        3.53%               4.17%
4.35%                4.69%            4.97%
-----------------------------------------------------------------------------------------------------------------------------------
3.50%                                        4.12%               4.86%
5.07%                5.47%            5.79%
-----------------------------------------------------------------------------------------------------------------------------------
4.00%                                        4.71%               5.56%
5.80%                6.25%            6.62%
-----------------------------------------------------------------------------------------------------------------------------------
4.50%                                        5.29%               6.25%
6.52%                7.03%            7.45%
-----------------------------------------------------------------------------------------------------------------------------------
5.00%                                        5.88%               6.94%
7.25%                7.81%            8.28%
-----------------------------------------------------------------------------------------------------------------------------------
5.50%                                        6.47%               7.64%
7.97%                8.59%            9.11%
-----------------------------------------------------------------------------------------------------------------------------------
6.00%                                        7.06%               8.33%
8.70%                9.38%            9.93%
-----------------------------------------------------------------------------------------------------------------------------------
6.50%                                        7.65%               9.03%
9.42%               10.16%           10.76%
-----------------------------------------------------------------------------------------------------------------------------------
7.00%                                        8.24%               9.72%
10.14%               10.94%           11.59%
-----------------------------------------------------------------------------------------------------------------------------------
7.50%                                        8.82%              10.42%
10.87%               11.72%           12.42%
-----------------------------------------------------------------------------------------------------------------------------------
8.00%                                        9.41%              11.11%
11.59%               12.50%           13.25%
-----------------------------------------------------------------------------------------------------------------------------------
8.50%                                       10.00%              11.81%
12.32%               13.28%           14.07%
-----------------------------------------------------------------------------------------------------------------------------------
9.00%                                       10.59%              12.50%
13.04%               14.06%           14.90%
-----------------------------------------------------------------------------------------------------------------------------------


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Three-Year State General Obligation Bonds

Lehman Brothers Three-Year State General Obligation Bonds is an index comprised of all state general obligation debt issues with maturities between two and four years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one-, three-, and twelve-month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc.

Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Lehman Brothers Three-Year Municipal Bond Index

The Lehman Brothers Three-Year Municipal Bond Index is an index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal worth at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW


Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Limited Term Municipal Fund dated November 30, 1999.



Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

FEDERATED LIMITED TERM MUNICIPAL FUND

Class A Shares

Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser



Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



PROSPECTUS

FEDERATED STRATEGIC INCOME FUND

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking a high level of current income by investing primarily in three categories of fixed income securities: domestic investment grade, domestic noninvestment grade corporate, and foreign.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



CONTENTS

Risk/Return Summary                                               1
What are the Fund's Fees and Expenses?                            3
What are the Fund's Investment Strategies?                        4
What are the Principal Securities in Which the Fund Invests?      6
What are the Specific Risks of Investing in the Fund?             9
What do Shares Cost?                                             11
How is the Fund Sold?                                            13
How to Purchase Shares                                           14
How to Redeem and Exchange Shares                                15
Account and Share Information                                    17
Who Manages the Fund?                                            18
Financial Information                                            20




-------------------
 NOT FDIC INSURED

 MAY LOSE VALUE

 NO BANK GUARANTEE
-------------------

JANUARY 31, 2000



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the adviser expects the three categories of investments to have different returns and risks under similar market conditions. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 . Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

 . Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

 . Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

 . Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

 . Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

 . Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

 . Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Federated Strategic Income Fund as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 5% up to 20%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999. The percentages noted are: 18.22%, 12.55%, 8.37%, 2.45%, and 3.52%.]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.06% (quarter ended March 31, 1995). Its lowest quarterly return was (3.89%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares, Class B Shares, and Class C Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Class A Shares, Class B Shares, and Class C Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Bond Index (LBG/CBI), a broad-based market index, and the Lipper Multi-Sector Income Funds Average (LMSIFA), an average of funds with similar investment objectives. The LBG/CBI is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Total returns for the indexes shown do not reflect sales charge, expense or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.





Calendar                                                  LBG/
Period             Class A      Class B      Class C      CBI        LMSIFA
----------------------------------------------------------------------------
1 Year             (1.16%)      (2.48%)      1.80%        0.39%      2.58%
----------------------------------------------------------------------------
5 Years            7.88%        NA           8.07%        7.10%      7.90%
----------------------------------------------------------------------------
Start of

Performance/1/     6.80%        6.49%        6.87%        6.39%      6.45%




1 The Fund's Class A Shares, Class B Shares, and Class C Shares start of performance dates were May 4, 1994, July 27, 1995, and May 2, 1994, respectively.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED STRATEGIC INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A Shares, Class B Shares or Class C Classes.



Shareholder
Fees

Class A     Class B     Class C

Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 4.50% None None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)
0.00%       5.50%       1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions)
 (as a percentage of offering
price)                                                               None
None        None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                 None        None        None
Exchange
Fee
None        None        None

Annual Fund Operating Expenses (Before Waiver)/1/
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management
Fee/2/

0.85%       0.85%       0.85%
Distribution (12b-1)
Fee
None        0.75%       0.75%
Shareholder Services
Fee
0.25%       0.25%       0.25%
Other
Expenses
0.27%       0.27%       0.27%
Total Annual Fund Operating
Expenses                                                               1.37%
2.12%/3/    2.12%
------------------------------------------------------------------------------------------------------------------------------------




1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.


   Total Waivers of Fund Expenses                      0.21%     0.21%     0.21%
   Total Actual Annual Fund Operating Expenses
   (after waivers)                                     1.16%     1.91%     1.91%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee by the Fund (after the voluntary waiver) was 0.64% for the fiscal year ended November 30, 1999.

3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's

Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





Share Class                1 Year       3 Years       5 Years       10 Years
------------------------------------------------------------------------------
Class A

------------------------------------------------------------------------------
Expenses assuming

 redemption                $583         $  864        $1,166        $2,022
------------------------------------------------------------------------------
Expenses assuming no

 redemption                $583         $  864        $1,166        $2,022
------------------------------------------------------------------------------
Class B

------------------------------------------------------------------------------
Expenses assuming

 redemption                $765         $1,064        $1,339        $2,341
------------------------------------------------------------------------------
Expenses assuming no

 redemption                $215         $  664        $1,139        $2,341
------------------------------------------------------------------------------
Class C

------------------------------------------------------------------------------
Expenses assuming

 redemption                $315         $  664        $1,139        $2,452
------------------------------------------------------------------------------
Expenses assuming no       $215         $  664        $1,139        $2,452
 redemption
------------------------------------------------------------------------------


What are the Fund's Investment Strategies?

The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the adviser begins by analyzing a variety of economic and market indicators, such as:

 . the current level of global interest rates and the likely direction of changes in interest rates,

 . the current state of the global economy and the outlook for future economic activity, and

 .  the historical returns of each category.



Based on this analysis, the adviser compares the anticipated effects on the performance and risks of each category of securities. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

  The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortgage backed and corporate securities. The adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The adviser selects U.S. government securities used to lengthen or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

  In selecting U.S. government mortgage backed securities, the analysis involves a duration evaluation similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

  The adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

  The Fund may also invest directly in noninvestment grade corporate securities. Although the selection of domestic noninvestment grade corporate securities involves the same factors as investment grade securities, the adviser gives greater emphasis to its analysis of the issuer.



  With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. The adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries, and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.



  In implementing this strategy, the adviser may invest up to 100% of its foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade.



  The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.



Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal
Securities in Which the

Fund Invests?

Fixed Income Securities



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



 The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.



Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



Mortgage Backed Securities



The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



Investment Ratings



Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service, Inc. have speculative characteristics.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



PREPAYMENT RISKS

 . Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

 . For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

 . Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

 . Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



RISKS ASSOCIATED WITH NONINVESTMENT
GRADE SECURITIES



 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CURRENCY RISKS

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



RISKS OF FOREIGN INVESTING

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN EMERGING
MARKET COUNTRIES

 . Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

 . Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                        Minimum            Maximum Sales Charge
                        Initial/           -----------------------------
                        Subsequent         Front-End     Contingent
                        Investment         Sales         Deferred
Shares Offered          Amounts/1/         Charge/2/     Sales Charge/3/
------------------------------------------------------------------------
Class A                   $1,500/$100      4.50%         0.00%
------------------------------------------------------------------------
Class B                   $1,500/$100      None          5.50%
------------------------------------------------------------------------
Class C                   $1,500/$100      None          1.00%
------------------------------------------------------------------------

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

---------------------------------------------------------------------
Purchase Amount            Sales Charge

                           as a Percentage         Sales Charge

                           of Public               as a Percentage
                           Offering Price          of NAV
---------------------------------------------------------------------
Less than $100,000         4.50%                   4.71%
---------------------------------------------------------------------
$100,000 but less
than $250,000              3.75%                   3.90%
---------------------------------------------------------------------
$250,000 but less
than $500,000              2.50%                   2.56%
---------------------------------------------------------------------
$500,000 but less
than $1 million            2.00%                   2.04%
---------------------------------------------------------------------
$1 million or greater/1/   0.00%                   0.00%
---------------------------------------------------------------------

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.



If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:

 .  by you, your spouse, and your children under age 21; or

 . of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;

 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge;

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or



 . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM


Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

---------------------------------------------------------------------
        A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

---------------------------------------------------------------------

Class B Shares

---------------------------------------------------------------------
Shares Held Up To:                                             CDSC
---------------------------------------------------------------------
1 year                                                         5.50%
---------------------------------------------------------------------
2 years                                                        4.75%
---------------------------------------------------------------------
3 years                                                        4.00%
---------------------------------------------------------------------
4 years                                                        3.00%
---------------------------------------------------------------------
5 years                                                        2.00%
---------------------------------------------------------------------
6 years                                                        1.00%
---------------------------------------------------------------------
7 years or more                                                0.00%
---------------------------------------------------------------------

Class C Shares

---------------------------------------------------------------------
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

---------------------------------------------------------------------



If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:



 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;



 . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 .  if, after you purchase Shares, you become disabled as defined by the IRS;


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution; or



 .  upon the death of the last surviving shareholder of the account.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:



 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;



 .  signatures of all shareholders exactly as registered; and


 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;



 . your redemption will be sent to an address of record that was changed within the last 30 days;


 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.



Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:



 .  you redeem 12% or less of your account value in a single year;


 .  you reinvest all dividends and capital gains distributions; and

 .  your account has at least a $10,000 balance when you establish the SWP.

(You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)



You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.



ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser has delegated daily management of some of the Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the

 Sub-adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino



Joseph M. Balestrino is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since July 1996. He is Vice President of Fixed Income Securities, Inc. In allocating the Fund's assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund's three major sectors. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's investment adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the investment adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


 The portfolio managers for each of the Fund's individual asset categories are as follows:

Mark E. Durbiano

Mark E. Durbiano is the co-portfolio manager for the domestic corporate debt category. He has served in this capacity since the Fund's inception. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Kathleen M. Foody-Malus

Kathleen M. Foody-Malus is the portfolio manager for the U.S. government securities category. Ms. Foody-Malus has served in this capacity since March 1995. Ms. Foody-Malus joined Federated Investors, Inc. or its predecessor in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager from 1993 to 1996. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



  Henry A. Frantzen, Robert M. Kowit, and Micheal W. Casey, Ph.D. are the co-portfolio managers for the foreign government/foreign corporate debt categories.


Henry A. Frantzen



Henry A. Frantzen has served in this capacity since November 1995. Mr. Frantzen joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and an Executive Vice President of Federated Global Research Corp. Mr. Frantzen is the Chief Investment Officer responsible for the Global and International funds in the Federated Fund Complex. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

Robert M. Kowit



Robert M. Kowit has served in this capacity since November 1995. Mr. Kowit joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/ Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Micheal W. Casey, Ph.D.

Micheal W. Casey, Ph.D. has served in this capacity since January 1997. Mr. Casey joined Federated Investors, Inc. or its predecessor in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Senior Portfolio Manager and has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

ADVISORY FEES


The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Financial Information



FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                                 1999           1998
1997            1996           1995
Net Asset Value, Beginning of Period                   $ 9.79         $10.41
$10.47          $10.14         $ 9.54
Income from Investment
Operations:

Net investment income                                    0.87           0.83
0.87/1/         0.91           0.82
Net realized and unrealized gain (loss)
on

investments and foreign currency                        (0.65)         (0.54)
(0.03)           0.42           0.61
  TOTAL FROM INVESTMENT OPERATIONS                       0.22           0.29
0.84            1.33           1.43
Less
Distributions:

Distributions from net investment income                (0.82)         (0.81)
(0.87)          (0.89)         (0.83)
Distributions in excess of
net

investment income/2/                                       --
(0.07)           --           (0.03)            --
Distributions from net realized gain on                    --          (0.03)
(0.03)          (0.08)            --
investments and foreign currency
transactions
  TOTAL DISTRIBUTIONS                                   (0.82)         (0.91)
(0.90)          (1.00)         (0.83)
Net Asset Value, End of Period                         $ 9.19         $ 9.79
$10.41          $10.47         $10.14
Total Return/3/                                          2.30%          2.94%
8.33%          13.89%         15.64%

Ratios to Average Net
Assets:

Expenses                                                 1.16%          1.13%
1.10%           1.05%          0.25%
Net investment income                                    8.93%          8.12%
8.40%           8.54%          8.68%
Expense waiver/reimbursement/4/                          0.21%          0.24%
0.36%           0.98%          5.69%
Supplemental
Data:

Net assets, end of period (000 omitted)              $148,365       $141,065
$58,270         $28,021         $5,089
Portfolio turnover                                         51%
93%           40%             47%           158%




1  Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the annual report, dated November 30, 1999, which can be obtained free of charge.





Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                                 1999           1998
1997            1996           1995/1/
Net Asset Value, Beginning of Period                   $ 9.79         $10.40
$10.47          $10.14         $10.00
Income from Investment Operations:
Net investment income                                    0.80           0.75
0.79/2/         0.83           0.25
Net realized and unrealized gain (loss)
on

investments and foreign currency                        (0.65)         (0.53)
(0.04)           0.42           0.13
  TOTAL FROM INVESTMENT OPERATIONS                       0.15           0.22
0.75            1.25           0.38
Less Distributions:
Distributions from net investment income                (0.75)         (0.73)
(0.79)          (0.83)         (0.24)
Distributions in excess of
net

investment income/3/                                        --
(0.07)           --           (0.01)            --
Distributions from net realized
gain
on investments and foreign
currency transactions                                      --          (0.03)
(0.03)          (0.08)            --
  TOTAL DISTRIBUTIONS                                   (0.75)         (0.83)
(0.82)          (0.92)         (0.24)
Net Asset Value, End of Period                         $ 9.19         $ 9.79
$10.40          $10.47         $10.14
Total Return/4/                                          1.54%          2.17%
7.53%          13.03%          5.13%

Ratios to Average Net Assets:
Expenses                                                 1.91%          1.88%
1.85%           1.80%          1.00%/5/
Net investment income                                    8.18%          7.37%
7.67%           7.80%          7.95%/5/
Expense waiver/reimbursement/6/                          0.21%          0.24%
0.37%           0.98%          5.69%/5/
Supplemental Data:
Net assets, end of period (000 omitted)              $733,507       $689,687
$304,746        $120,020         $5,193
Portfolio turnover                                         51%
93%           40%             47%           158%




1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2  Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5  Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the annual report, dated November 30, 1999, which can be obtained free of charge.





Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                                 1999           1998
1997            1996           1995
Net Asset Value, Beginning of Period                   $ 9.79         $10.41
$10.47          $10.14         $ 9.54
Income from Investment Operations:
Net investment income                                    0.80           0.75
0.79/1/         0.82           0.74
Net realized and unrealized gain (loss)
on

investments and foreign currency                        (0.65)         (0.54)
(0.03)           0.43           0.61
  TOTAL FROM INVESTMENT OPERATIONS                       0.15           0.21
0.76            1.25           1.35
Less Distributions:
Distributions from net investment income                (0.75)         (0.73)
(0.79)          (0.80)         (0.75)
Distributions in excess of net investment income/2/         --
(0.07)           --           (0.04)
Distributions from net realized gain
on investments and foreign currency transactions                       (0.03)
(0.03)          (0.08)
 TOTAL DISTRIBUTIONS                                    (0.75)         (0.83)
(0.82)          (0.92)          (0.75)
Net Asset Value, End of Period                         $ 9.19         $ 9.79
$10.41          $10.47          $10.14
Total Return/3/                                          1.54%          2.18%
7.53%          13.05%          14.79%

Ratios to Average Net Assets:
Expenses                                                 1.91%          1.88%
1.86%           1.80%           1.00%
Net investment income                                    8.18%          7.37%
7.69%           7.70%           7.93%
Expense waiver/reimbursement/4/                          0.21%          0.24%
0.37%           0.98%           5.69%
Supplemental Data:
Net assets, end of period (000 omitted)               $70,531        $73,509
$29,267         $10,481          $2,323
Portfolio turnover                                         51%
93%           40%             47%            158%




1  Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the annual report, dated November 30, 1999, which can be obtained free of charge.



Notes

Notes

Notes



A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED INVESTORS]

Federated Strategic Income fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6447
Cusip 338319700


(Effective February 1, 2000, the CUSIP number will be 31417P502)

Cusip 338319866


(Effective February 1, 2000, the CUSIP number will be 31417P601)

Cusip 338319809


(Effective February 1, 2000, the CUSIP number will be 31417P700)

G01288-01-ABC (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 (C)Federated Investors, Inc.

[RECYCLED PAPER LOGO]


[LOGO OF FEDERATED INVESTORS]

World-Class Investment Manager(R)

Federated
Strategic
Income Fund

A Portfolio of Fixed Income
Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)


CLASS A SHARES

CLASS B SHARES

CLASS C SHARES


JANUARY 31, 2000


P R O S P E C T U S








PROSPECTUS

FEDERATED STRATEGIC INCOME FUND

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)

CLASS F SHARES

A mutual fund seeking a high level of current income by investing primarily in three categories of fixed income securities: domestic investment grade, domestic noninvestment grade corporate, and foreign.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     6
What are the Specific Risks of Investing in the Fund?            8
What Do Shares Cost?                                            10
How is the Fund Sold?                                           12
How to Purchase Shares                                          13
How to Redeem and Exchange Shares                               14
Account and Share Information                                   16
Who Manages the Fund?                                           17
Financial Information                                           19


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 31, 2000




Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.





WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the adviser expects the three categories of investments to have different returns and risks under similar market conditions. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



 . Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

 . Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

 . Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

 . Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

 . Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

 . Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

 . Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.





Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class F Shares of Federated Strategic Income Fund as of the calendar year-end for each of five years.

The "y" axis reflects the "% Total Return" beginning with 0% and increasing in increments of 5% up to 20%.

The "x" axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class F Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999. The percentages noted are: 17.75%, 12.44%, 8.48%, 2.36% and 3.42%.]

The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class F Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 5.05% (quarter ended March 31, 1995). Its lowest quarterly return was (3.99%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class F Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Bond Index (LBG/CBI), a broad-based market index, and the Lipper Multi-Sector Income Funds Average (LMSIFA), an average of funds with similar investment objectives. The LBG/CBI is comprised of approximately 5,000 issues which include non- convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Total returns for the indexes shown do not reflect sales charge, expense or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                      Fund         LBG/CBI         LMSIFA
1 Year                                1.42%           0.39%          2.58%
5 Years                               8.51%           7.10%          7.90%
Start of Performance1                 7.33%           6.41%          6.45%

1  The Fund's start of performance date was May 10, 1994.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED STRATEGIC INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.





Shareholder Fees

Fees Paid Directly From Your Investment


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) 1.00% Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) 1.00% Maximum Sales Charge
(Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses (Before

Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee/2/ 0.85% Distribution (12b-1) Fee/3/ 0.50% Shareholder
Services Fee 0.25% Other Expenses 0.27% Total Annual Fund Operating Expenses
1.87%                   1 Although not contractually obligated to do so, the
adviser and distributor

  waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

  Total Waiver of Fund Expenses                                    0.71%
  Total Actual Annual Fund Operating Expenses (after waivers)      1.16%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.64% for the year ended November 30, 1999.

3 The distributor voluntarily waived the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class F shares (after the voluntary waiver) was 0.00% for the year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Class F Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





Share Class                  1 Year         3 Years        5 Years         10 Years
Class F Shares:
Expenses assuming                 $388           $782         $1,101           $2,268
 redemption

Expenses assuming no              $288           $682         $1,101           $2,268
 redemption


What are the Fund's Investment Strategies?


The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the adviser begins by analyzing a variety of economic and market indicators, such as:



 . the current level of global interest rates and the likely direction of changes in interest rates,

 . the current state of the global economy and the outlook for future economic activity, and


 .  the historical returns of each category.



Based on this analysis, the adviser compares the anticipated effects on the performance and risks of each category of securities. The adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

  The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortage backed and corporate securities. The adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The adviser selects U.S. government securities used to lenghten or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

  In selecting U.S. government mortgage backed securities, the analysis involves a duration evaluation similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

  The adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

  The Fund may also invest directly in noninvestment grade corporate securities. Although the selection of domestic noninvestment grade corporate securities involves the same factors as investment grade securities, the adviser gives greater emphasis to its analysis of the issuer.

  With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. The adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries, and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

  In implementing this strategy, the adviser may invest up to 100% of its foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade.

  The adviser weighs several factors in selecting investments for the portfolio. First, the adviser anayzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



 The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.



Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



Mortgage Backed Securities



The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.



  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.




Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



Investment Ratings



Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service, Inc. have speculative characteristics.



What are the Specific Risks of Investing in the Fund?



INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



PREPAYMENT RISKS

 . Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

 . For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

 . Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

 . Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.




CURRENCY RISKS

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

 .   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 .   Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 .   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

 .   Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

 .   Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.





                        Minimum
                        Initial/

                       Subsequent             Maximum Sales Charge
                       Investment       Front-End            Contingent
Shares Offered         Amounts/1/     Sales Charge/2/   Deferred Sales Charge/3/

Class F                $1,500/$100        1.00%                  1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."



SALES CHARGE WHEN YOU PURCHASE

Class F Shares

Purchase Amount                 Sales Charge as       Sales Charge as
                                a Percentage of       a Percentage of
                                Public Offering             NAV
                                      Price

Less than $1 million                 1.00%                 1.01%
$1 million or greater                0.00%                 0.00%

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

 .   purchasing Shares in greater quantities to reduce the applicable sales charge;

 .   combining concurrent purchases of Shares:


    -by you, your spouse, and your children under age 21; or

    -of the same share class of two or more Federated Funds (other than money market funds);


 .   accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or



 .   signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).



The sales charge will be eliminated when you purchase Shares:

 .   within 120 days of redeeming Shares of an equal or lesser amount;

 .   when the Fund's Distributor does not advance payment to the investment professional for your purchase;

 .   by exchanging shares from the same share class of another Federated Fund;

 .   for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

 .   through investment professionals that receive no portion of the sales charge.


SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class F Shares

Purchase Amount                             Shares Held               CDSC
Up to $2 million                          4 years or less             1.00%
$2  $5 million                            2 years or less             0.50%
$5 million or more                        1 year or less              0.25%

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

 .   purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;
    . that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

 .   purchased through investment professionals who did not receive advanced sales payments;

 .   if, after you purchase Shares, you become disabled as defined by the IRS;

 .   if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .   if your redemption is a required retirement plan distribution; or

 .   upon the death of the last surviving shareholder of the account.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:



 .   Shares that are not subject to a CDSC; and

 .   Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 . Establish an account with the investment professional; and      . Submit your
purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUND

 .   Establish your account with the Fund by submitting a completed New Account
    Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.



By Wire

Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE


 Wire Order Number, Dealer Number or Group Number



 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.



How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 .   through an investment professional if you purchased Shares through an investment professional; or

 .   directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:



 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed or exchanged;



 .   signatures of all shareholders exactly as registered; and


 .   if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;



 .   your redemption will be sent to an address of record that was changed within the last 30 days;


 .   a redemption is payable to someone other than the shareholder(s) of record;
    or

 .   if exchanging (transferring) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or



 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.



Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS



Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
     . to allow your purchase to clear;

 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .   ensure that the account registrations are identical;

 .   meet any minimum initial investment requirements; and

 .   receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.



SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.



ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.



  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser has delegated daily management of some of the Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:


Joseph M. Balestrino



Joseph M. Balestrino is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since July 1996. He is Vice President of Fixed Income Securities, Inc. In allocating the Fund's assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund's three major sectors. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's investment adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the investment adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


 The portfolio managers for each of the Fund's individual asset categories are as follows:

Mark E. Durbiano



Mark E. Durbiano is the co-portfolio manager for the domestic corporate debt category. He has served in this capacity since the Fund's inception. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


Kathleen M. Foody-Malus



Kathleen M. Foody-Malus is the portfolio manager for the U.S. government securities category. Ms. Foody-Malus has served in this capacity since March 1995. Ms. Foody-Malus joined Federated Investors, Inc. or its predecessor in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's investment adviser since 1993. She was a Portfolio Manager from 1993 to 1996. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

  Henry A. Frantzen, Robert M. Kowit, and Micheal W. Casey, Ph.D. are the co-portfolio managers for the foreign government/foreign corporate debt categories.


Henry A. Frantzen



Henry A. Frantzen has served in this capacity since November 1995. Mr. Frantzen joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and an Executive Vice President of Federated Global Research Corp. Mr. Frantzen is the Chief Investment Officer responsible for the Global and International funds in the Federated Fund Complex. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.


Robert M. Kowit



Robert M. Kowit has served in this capacity since November 1995. Mr. Kowit joined Federated Investors, Inc. or its predecessor in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/ Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Micheal W. Casey, Ph.D.


Micheal W. Casey, Ph.D. has served in this capacity since January 1997. Mr. Casey joined Federated Investors, Inc. or its predecessor in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Senior Portfolio Manager and has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information



FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                                1999              1998
1997           1996           1995
Net Asset Value, Beginning of Period                 $  9.79          $ 10.41      $
10.47        $ 10.14         $ 9.54
Income from
InvestmentOperations:
Net investment income                                   0.87             0.82
0.871          0.95           0.77
Net realized and unrealized gain (loss) on             (0.66)           (0.53)
(0.03)          0.37           0.61
 investments and
foreigncurrency

 TOTAL FROM INVESTMENTOPERATIONS                        0.21             0.29
0.84           1.32           1.38
Less
Distributions:

Distributions from net investmentincome                (0.82)           (0.81)
(0.87)         (0.91)         (0.78)
Distributions in excess of net investment income/2/
(0.07)

Distributions from net realized gain on                                 (0.03)
(0.03)         (0.08)
 investments and foreign
currencytransactions

 TOTAL DISTRIBUTIONS                                   (0.82)           (0.91)
(0.90)         (0.99)         (0.78)
Net Asset Value, End of Period                       $  9.18          $  9.79      $
10.41        $ 10.47         $10.14
Total Return/3/                                         2.20%            2.94%
8.33%         13.83%         15.07%

Ratios to Average Net
Assets:

Expenses                                                1.16%            1.13%
1.10%          1.07%          0.75%
Net investment income                                   8.92%            8.12%
8.38%          8.48%          8.19%
Expense waiver/reimbursement/4/                         0.71%            0.74%
0.86%          1.46%          5.69%
Supplemental
Data:

Net assets, end of period (000omitted)               $34,034          $35,941
$29,762        $17,367         $3,691
Portfolio turnover                                        51%
93%          40%            47%           158%




1  Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the annual report, dated November 30, 1999, which can be obtained free of charge.



[LOGO OF FEDERATED]



Federated Strategic Income Fund

A Portfolio of Fixed Income Securities, Inc.

(Effective on or about February 1, 2000,
Fixed Income Securities, Inc. will be named
Federated Fixed Income Securities, Inc.)

CLASS F SHARES

JANUARY 31, 2000


A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO OF FEDERATED]
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor



Investment Company Act File No. 811-6447
Cusip 338319882

(Effective February 1, 2000, the CUSIP number will be 31417P809)

4031801A-F (1/00)


Federated is a registered mark of Federated Investors, Inc.

2000 (C)Federated Investors, Inc.                [RECYCLED LOGO]









STATEMENT OF ADDITIONAL INFORMATION


Federated Strategic Income Fund

A Portfolio of Fixed Income Securities, Inc.



(Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc.)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Class A Shares, Class B Shares, Class C Shares and Class F Shares of Federated Strategic Income Fund (Fund), dated January 31, 2000.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

JANUARY 31, 2000

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Exchanging Securities for Shares
                              Subaccounting Services
                              Redemption in Kind
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses
G01288-02 (1/00)



How is the Fund Organized?



The Fund is a diversified portfolio of Fixed Income Securities, Inc. (Corporation). Effective on or about February 1, 2000, Fixed Income Securities, Inc. will be named Federated Fixed Income Securities, Inc. The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board approved the reclassification of Investment Shares as Class A Shares and Fortress Shares were renamed Class F Shares. Effective March 31, 1996, the Fund changed its name from Strategic Income Fund to Federated Strategic Income Fund.

The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Non-Principal Investment Strategy



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



Fixed Income Securities



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury Securities



  Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

  Agency Securities

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

  Corporate Debt Securities



  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



     Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

  Municipal Securities



  Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.



  Mortgage Backed Securities



  The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



     Collateralized Mortgage Obligations (CMOs)



     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

       Sequential CMOs

       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACs, TACs and Companion Classes

       More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOs and POs

       CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

       Floaters and Inverse Floaters

       Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

       Z Classes and Residual Classes

       CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.



  Asset Backed Securities



  Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



  Zero Coupon Securities



  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.



  Bank Instruments



  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.



  Insurance Contracts



  Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.



  Credit Enhancement



  Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.



Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



Equity Securities



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.



  Common Stocks

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



  Preferred Stocks

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.



  Warrants



  Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.



Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 .  it is organized under the laws of, or has a principal office located in, another country;
 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50%

   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

  Foreign Exchange Contracts

  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

  Foreign Government Securities

  Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

  Brady Bonds

  Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.



Derivative Contracts



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.



The Fund may trade in the following types of derivative contracts.

  Futures Contracts



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

  The Fund may buy and sell the following types of futures contracts: financial futures contracts and forward foreign currency exchange contracts.



  Options



  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

 . Buy put options on portfolio securities, securities indices, and listed put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset.

 . Buy call options on securities indices and U.S. Treasury securities in anticipation of an increase in the value of the underlying asset.

 . Buy or write options to close out existing options positions.

  The Fund may also write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  The Fund may also write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.



  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.



  Swaps

  Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

     Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

     Total Return Swaps

     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.



  Hybrid Instruments



  Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.



Special Transactions

  Repurchase Agreements



  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.



  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  Reverse Repurchase Agreements



  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  Delayed Delivery Transactions

  Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



     To Be Announced Securities (TBAs)


     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.



     Dollar Rolls



     Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.



  Securities Lending

  The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.



  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.



  Asset Coverage



  In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

  Inter-fund Borrowing and Lending  Arrangements

  The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

  For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.



Fixed Income Securities Investment Risks

Liquidity Risks

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

 . Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Sector Risks

 . A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Equity Securities Investment Risks



Stock Market Risks



 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

 . The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.



Euro Risks



 . The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.



 . With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Liquidity Risks



 . Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



 . Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek a high level of current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS



Issuing Senior Securities and Borrowing Money



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.



Diversification of Investments



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



Investing in Real Estate



The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.



Investing in Commodities



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



Underwriting



The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



Lending Cash or Securities



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



Concentration of Investments



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Investing in Illiquid Securities



The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying On Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Temporary Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations.

In applying the Fund's concentration limitation, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

In applying the Fund's commodities restriction, as a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 .  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
 . for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES



Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

reducing or eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:



Quantity Discounts



Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.



Accumulated Purchases



If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.



Concurrent Purchases



You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.



Reinvestment Privilege



You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

 .  the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
 . any associated person of an investment dealer who has a sales agreement with the Distributor; and

 .  trusts, pension or profit-sharing plans for these individuals.


Federated Life Members



Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE


These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 .  following the death or post-purchase disability, as defined in Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

 .  of Shares that represent a reinvestment within 120 days of a previous redemption;
 . of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

Class B Shares Only

 . which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; and,

Class F Shares Only

 . representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.



How is the Fund Sold?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES


The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.



SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



When an investment professional's customer purchases shares, the investment professional may receive:



 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor (such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase).

 .  an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
   Shares.

 . an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.



Class A Shares



Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:


Amount                                  Advance Payments as a Percentage of Public
Offering Price
First $1 - $5 million                   0.75%
Next $5 - $20 million                   0.50%
Over $20 million                        0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.



Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.


A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares



Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.



Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.



All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 4,658,536 shares (29.51%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: None.

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Heights, MO, owned approximately 1,320,011 shares (17.96%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 861,230 shares (11.72%).

As of January 12, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 795,754 shares (21.95%); and Edward Jones & Co., Maryland Heights, MO, owned approximately 243,550 shares (6.72%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS


If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.



Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.



If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.



If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.



Who Manages and Provides Services to the Fund?


BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 12, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and F Shares.

*****



-------------------------------------------------------------------------------------------------------------------
Name
Total

Birth Date

Aggregate          Compensation

Address                         Principal Occupations
Compensation       From Corporation

Position With Corporation       for Past Five Years                          From
Corporation   and Fund Complex
-------------------------------------------------------------------------------------------------------------------
John F. Donahue*+#              Chief Executive Officer and Director
or                     $0  $0 for the
Birth Date: July 28, 1924       Trustee of the Federated Fund
Complex;                          Corporation and
Federated Investors Tower       Chairman and Director,
Federated                                43 other
1001 Liberty Avenue             Investors, Inc.; Chairman and
Trustee,                          investment
Pittsburgh, PA                  Federated Investment Management
Company;                        companies
CHAIRMAN AND DIRECTOR           Chairman and Director,
Federated                                in the Fund
                                Investment Counseling and Federated

Global                      Complex

                                Investment Management Corp.; Chairman,
                                Passport Research, Ltd.

------------------------------------------------------------------------------------------------------------------
Thomas G. Bigley                Director or Trustee of the Federated Fund
$1,752.34  $116,760.63 for
Birth Date: February 3, 1934    Complex; Director, Member of
Executive                          the
15 Old Timber Trail             Committee, Children's Hospital
of                               Corporation and
Pittsburgh, PA                  Pittsburgh; Director, Robroy
Industries,                        43 other
DIRECTOR                        Inc. (coated steel
conduits/computer                            investment
                                storage equipment); formerly:
Senior                            companies

                                Partner, Ernst & Young LLP; Director,
MED                       in the Fund
                                3000 Group, Inc. (physician
practice                            Complex

                                management); Director, Member of Executive
                                Committee, University of Pittsburgh.
------------------------------------------------------------------------------------------------------------------

John T. Conroy, Jr.             Director or Trustee of the Federated Fund
$1,927.85  $128,455.37 for
Birth Date: June 23, 1937       Complex; President, Investment
Properties                       the
Grubb & Ellis/Investment        Corporation; Senior Vice
President,                             Corporation and
Properties Corporation          John. R. Wood and Associates,
Inc.,                             43 other
3201 Tamiami Trail North        Realtors; Partner or Trustee in
private                         investment
Naples, FL                      real estate ventures in Southwest
Florida;                      companies
DIRECTOR                        formerly: President, Naples
Property                            in the Fund
                                Management, Inc. and Northgate

Village                          Complex
                                Development Corporation.

------------------------------------------------------------------------------------------------------------------

Nicholas P. Constantakis        Director or Trustee of the Federated Fund
$1,752.34  $73,191.21for the
Birth Date: September 3, 1939   Complex; Director, Michael
Baker                                Corporation and
175 Woodshire Drive             Corporation (engineering,
construction,                         37 other
Pittsburgh, PA                  operations and technical
services);                             investment
DIRECTOR                        formerly: Partner, Andersen Worldwide
SC.                       companies

in the Fund

Complex

------------------------------------------------------------------------------------------------------------------


John F. Cunningham++            Director or Trustee of the Federated
Fund                  $0  $93,190.48 for
Birth Date: March 5, 1943       Complex; Chairman, President and
Chief                          the
353 El Brillo Way               Executive Officer, Cunningham & Co.,
Inc.                       Corporation and
Palm Beach, FL                  (strategic business consulting);
Trustee                        37 other
                                Associate, Boston College;
Director,                            investment

                                  Iperia Corp.

(communications/software);                         companies
                                formerly: Director, Redgate

Communications                      in the Fund

DIRECTOR                        and EMC Corporation (computer
storage                           Complex
                                systems).

                                Previous Positions: Chairman of the Board
                                and Chief Executive Officer, Computer
                                Consoles, Inc.; President and Chief
                                Operating Officer, Wang Laboratories;
                                Director, First National Bank of Boston;
                                Director, Apollo Computer, Inc.
--------------------------------------------------------------------------------------------------------------------------

Lawrence D. Ellis, M.D.         Director or Trustee of the Federated Fund
$1,752.34  $116,760.63 for
Birth Date: October 11, 1932    Complex; Professor of Medicine,
University                      the
3471 Fifth Avenue               of Pittsburgh; Medical
Director,                                Corporation and
                                University of Pittsburgh Medical Center

-                       43 other
Suite 1111                      Downtown; Hematologist, Oncologist
and                          investment
Pittsburgh, PA                  Internist, University of
Pittsburgh                             companies
DIRECTOR                        Medical Center; Member, National Board
of                       in the Fund
                                Trustees, Leukemia Society of

America.                          Complex

-------------------------------------------------------------------------------------------------------------------
Peter E. Madden                 Director or Trustee of the Federated Fund
$1,649.74  $109,153.60 for
Birth Date: March 16, 1942      Complex; formerly:
Representative,                              the
One Royal Palm Way              Commonwealth of Massachusetts
General                           Corporation and
100 Royal Palm Way              Court; President, State Street Bank
and                         43 other
Palm Beach, FL                  Trust Company and State
Street                                  investment
DIRECTOR

Corporation.                                                    companies

                                Previous Positions: Director, VISA USA
and                      in the Fund
                                VISA International; Chairman and

Director,                      Complex

                                Massachusetts Bankers Association;
                                Director, Depository Trust Corporation;
                                Director, The Boston Stock Exchange.

------------------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.       Director or Trustee of some of the
$1,844.13  $102,573.91 for
Birth Date: April 10, 1945      Federated Fund Complex; Executive
Vice                          the
80 South Road                   President, Legal and External
Affairs,                          Corporation and
Westhampton Beach, NY DIRECTOR  Dugan Valva Contess, Inc.
(marketing,                           40  other
                                communications, technology
and                                  investment
                                consulting); formerly:
Management                               companies

Consultant.                                                     in the Fund

Complex

                                Previous Positions: Chief Executive Officer,
                                PBTC International Bank; Partner, Arthur Young &
                                Company (now Ernst & Young LLP); Chief Financial
                                Officer of Retail Banking Sector, Chase
                                Manhattan Bank; Senior Vice President, Marine
                                Midland Bank; Vice President, Citibank;
                                Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hofstra
                                University.

------------------------------------------------------------------------------------------------------------------
John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund
$1,927.85  $128,455.37 for
S.J.D.#                         Complex; President, Law
Professor,                              the
Birth Date: December 20, 1932   Duquesne University; Consulting
Partner,                        Corporation
President, Duquesne University  Mollica & Murray; Director, Michael
Baker                       and
Pittsburgh, PA                  Corp. (engineering,
construction,                               43 other
DIRECTOR                        operations and technical
services).                             investment

companies

                                Previous Positions: Dean and Professor

of                       in the Fund
                                Law, University of Pittsburgh School

of                         Complex
                                Law; Dean and Professor of Law, Villanova
                                University School of Law.
------------------------------------------------------------------------------------------------------------------

Marjorie P. Smuts               Director or Trustee of the Federated Fund
$1,752.34  $116,760.63 for
Birth Date: June 21, 1935       Complex;
Public                                                 the
4905 Bayard Street              Relations/Marketing/Conference
Planning.                        Corporation and
Pittsburgh,
PA

43 other

DIRECTOR                        Previous Positions: National
Spokesperson,                      investment

                                Aluminum Company of America;
television                         companies
                               producer; business

owner.                                       in the Fund

Complex

------------------------------------------------------------------------------------------------------------------
John S. Walsh++                 Director or Trustee of some of
the                          $0  $94,536.85 for
Birth Date: November 28, 1957   Federated Fund Complex; President
and                           the Corporation
2007 Sherwood Drive             Director, Heat Wagon, Inc.
(manufacturer                        and 39 other
Valparaiso, IN                  of construction temporary
heaters);                             investment
DIRECTOR                        President and Director,
Manufacturers                           companies in the
                                Products, Inc. (distributor of
portable                         Fund Complex

                                construction heaters); President, Portable
                                Heater Parts, a division of Manufacturers
                                Products, Inc.; Director, Walsh & Kelly,
                                Inc. (heavy highway contractor); formerly:
                                Vice President, Walsh & Kelly, Inc.
------------------------------------------------------------------------------------------------------------------
J. Christopher Donahue+*        President or Executive Vice President
of                    $0  $0 for the
Birth Date: April 11, 1949      the Federated Fund Complex; Director
or                         Corporation and
Federated Investors Tower       Trustee of some of the Funds in
the                             30 other
1001 Liberty Avenue             Federated Fund Complex; President,
Chief                        investment
Pittsburgh, PA                  Executive Officer and Director,
Federated                       companies
EXECUTIVE VICE PRESIDENT AND    Investors, Inc.; President and
Trustee,                         in the Fund
DIRECTOR                        Federated Investment Management
Company;                        Complex
                                President and Trustee, Federated
                                Investment Counseling; President and
                                Director, Federated Global Investment
                                Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated
                                Shareholder Services Company; Director,
                                Federated Services Company.
------------------------------------------------------------------------------------------------------------------

Edward C. Gonzales              Trustee or Director of some of the
Funds                    $0  $0 for the
Birth Date: October 22, 1930    in the Federated Fund Complex;
President,                       Corporation and
Federated Investors Tower       Executive Vice President and Treasurer
of                       42 other
1001 Liberty Avenue             some of the Funds in the Federated
Fund                         investment
Pittsburgh, PA                  Complex; Vice Chairman,
Federated                               companies
EXECUTIVE VICE PRESIDENT        Investors, Inc.; Vice President,
Federated                      in the Fund
                                Investment Management Company

and                              Complex
                                Federated Investment Counseling, Federated
                                Global Investment Management Corp. and
                                Passport Research, Ltd.; Executive Vice
                                President and Director, Federated
                                Securities Corp.; Trustee, Federated
                                Shareholder Services Company.

------------------------------------------------------------------------------------------------------------------
John W. McGonigle               Executive Vice President and Secretary
of                   $0  $0 for the
Birth Date: October 26, 1938    the Federated Fund Complex; Executive
Vice                      Corporation and
Federated Investors Tower       President, Secretary and
Director,                              43 other
1001 Liberty Avenue             Federated Investors, Inc.;
Trustee,                             investment
Pittsburgh, PA                  Federated Investment Management
Company                         companies
EXECUTIVE VICE PRESIDENT AND    and Federated Investment
Counseling;                            in the Fund
SECRETARY                       Director, Federated Global
Investment                           Complex
                                Management Corp, Federated Services
                                Company and  Federated Securities Corp.

------------------------------------------------------------------------------------------------------------------
Richard J. Thomas               Treasurer of the Federated Fund
Complex;                    $0  $0 for the
Birth Date: June 17, 1954       Vice President - Funds Financial
Services                       Corporation and
Federated Investors Tower       Division, Federated Investors,
Inc.;                            43 other
1001 Liberty Avenue             formerly: various management
positions                          investment
Pittsburgh, PA                  within Funds Financial Services
Division                        companies
TREASURER                       of Federated Investors,
Inc.                                    in the Fund

Complex

------------------------------------------------------------------------------------------------------------------
Richard B. Fisher               President or Vice President of some of
the                 $0  $0 for the
Birth Date: May 17, 1923        Funds in the Federated Fund
Complex;                            Corporation and
Federated Investors Tower       Director or Trustee of some of the
Funds                        41 other
1001 Liberty Avenue             in the Federated Fund Complex;
Executive                        investment
Pittsburgh, PA                  Vice President, Federated Investors,
Inc.;                      companies
PRESIDENT                       Chairman and Director,
Federated                                in the Fund
                                Securities

Corp.                                                Complex

------------------------------------------------------------------------------------------------------------------
William D. Dawson, III          Chief Investment Officer of this Fund
and                   $0  $0 for the
Birth Date: March 3, 1949       various other Funds in the Federated
Fund                       Corporation and
Federated Investors Tower       Complex; Executive Vice
President,                              42 other
1001 Liberty Avenue             Federated Investment Counseling,
Federated                      investment
Pittsburgh, PA                  Global Investment Management
Corp.,                             companies
CHIEF INVESTMENT OFFICER        Federated Investment Management
Company                         in the Fund
                                and Passport Research, Ltd.;
Registered                         Complex

                                Representative, Federated Securities
                                Corp.; Portfolio Manager, Federated
                                Administrative Services; Vice President,
                                Federated Investors, Inc.; formerly:
                                Executive Vice President and Senior Vice
                                President, Federated Investment Counseling
                                Institutional Portfolio Management
                                Services Division; Senior Vice President,
                                Federated Investment Management Company
                                and Passport Research, Ltd.

------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino            Joseph M. Balestrino is Vice President
of                   $0  $0 for the
Birth Date: November 3, 1954    the Corporation.  Mr. Balestrino
joined                         Corporation and
Federated Investors Tower       Federated in 1986 and has been a
Senior                         3 other
1001 Liberty Avenue             Portfolio Manager and Senior
Vice                               investment
Pittsburgh, PA                  President of the Fund's Adviser
since                           companies
VICE PRESIDENT                  1998. He was a Portfolio Manager and
a                          in the Fund
                                Vice President of the Fund's Adviser

from                       Complex

                                1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice
                                President of the Adviser from 1993 to
                                1995. Mr. Balestrino is a Chartered
                                Financial Analyst and received his
                                Master's Degree in Urban and Regional
                                Planning from the University of Pittsburgh.

----------------------------------------------------------------------------------------------------------------
Jeff A. Kozemchak               Jeff A. Kozemchak is Vice President of
the                  $0  $0 for the
Birth Date: January 15, 1960    Corporation.  Mr. Kozemchak
joined                              Corporation and
Federated Investors Tower       Federated in 1987 and has been a
Senior                         3 other
1001 Liberty Avenue             Portfolio Manager since 1996 and a
Senior                       investment
Pittsburgh, PA                  Vice President of the Fund's Adviser
since                      companies
VICE PRESIDENT                  1999. He was a Portfolio Manager
until                          in the Fund
                                1996 and a Vice President of the
Fund's                         Complex

                                Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and

                                received his M.S. in Industrial
                                Administration from Carnegie Mellon

                               University in 1987.

----------------------------------------------------------------------------------------------------------------

* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.
++Messrs. Cunningham and Walsh became members of the Board of Directors on January 1, 2000. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER



The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.



Other Related Services



Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Research Services



Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


Maximum Administrative Fee                        Average Aggregate Daily Net Assets
of the Federated Funds
0.150 of 1%                                       on the first $250 million
0.125 of 1%                                       on the next $250 million
0.100 of 1%                                       on the next $250 million
0.075 of 1%                                       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTs

The independent public accountant for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended November 30,
                                                     1999

1998                           1997
Advisory Fee Earned                               $8,466,909
$5,669,076                     $2,385,950
Advisory Fee Reduction                            $2,108,385
$1,597,771                     $  629,398
Brokerage Commissions                             $        0
$        0                     $        0
Administrative Fee                                $  751,064                  $
502,880                     $  214,990
12b-1

Fee

Class B Shares                                    $5,542,819
--                             --
Class C Shares                                    $  553,011
--                             --
Class F Shares                                    $        0
--                             --
Shareholder Services
Fee

 Class A Shares                                   $  370,085
--                             --
 Class B Shares                                   $1,847,606
--                             --
 Class C Shares                                   $  184,337
--                             --
 Class F Shares                                   $   88,239
--                             --

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 1999.

Yields are given for the 30-day period ended November 30, 1999.


Start of Performance

                                        30-Day Period                    1
Year                5 Years        on May 4, 1994
Class A Shares
Total Return                                 NA
(2.29%)                 7.49%                6.68%
Yield                                      8.95%
NA                     NA                   NA
----------------------------------------------------------------------------------------------------------------------------------


Start of Performance on July

                                        30-Day Period                    1
Year               27, 1995
Class B Shares

Total Return                                 NA
(3.62%)                 6.35%
Yield                                      8.17%
NA                     NA
------------------------------------------------------------------------------------------------------------------------------------


                                        30-Day Period                   1
Year                 5 Years        Start of Performance

on May 2, 1994
Class C Shares
Total Return                                 NA
0.60%                  7.68%                6.76%
Yield                                      8.17%
NA                     NA                    NA
-----------------------------------------------------------------------------------------------------------------------------------


Start of Performance

                                        30-Day Period                   1
Year                 5 Years        on May 10, 1994
Class F Shares
Total Return                                 NA
0.23%                  8.12%                  7.22%
Yield                                      8.95%
NA                     NA                     NA
-----------------------------------------------------------------------------------------------------------------------------------



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.



The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



 . information about the mutual fund industry from sources such as the Investment Company Institute.



The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.



You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial Publications

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

International Financial Statistics

International Financial Statistics is produced by the International Monetary
Fund.

Lehman Brothers Government/Corporate Bond Index

Lehman Brothers Government/Corporate Bond Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi- federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers High Yield Index

Lehman Brothers High Yield Index covers the universe of fixed- rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch IBCA, Inc., and Standard & Poor's

Moody's Investors Service, Inc., Fitch IBCA, Inc., and Standard & Poor's are various publications.

Morningstar, Inc.

Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds



In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds



In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



Government Funds



In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.



Money Market Funds



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.



FEDERATED CLIENTS OVERVIEW


Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients



Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing



Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



Broker/Dealers and Bank Broker/Dealer Subsidiaries



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Financial Information



The Financial Statements for the Fund for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Federated Strategic Income Fund dated November 30, 1999.

Investment Ratings

Standard and Poor's Long-Term Debt Rating Definitions AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS



AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 . Leading market positions in well-established industries; . High rates of return on funds employed; . Conservative capitalization structure with moderate reliance on debt and ample asset protection;
 . Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS


FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED STRATEGIC INCOME FUND

Class A Shares

Class B Shares

Class C Shares

Class F Shares



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser



Federated Investment Management Company



Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Adviser



Federated Global Investment Management Corp.
175 Water Street

New York, NY 10038-4965

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company

P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountants



Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116



PART C.    OTHER INFORMATION.

Item 23.
(a)   Conformed copy of Articles of Incorporation of the Registrant; (1)
     (i)    Conformed copy of Articles Supplementary (dated April 28,
            1993); (12)
     (ii)   Conformed copy of Articles Supplementary (dated August 6,
            1993); (15)
     (iii)  Conformed copy of Articles Supplementary (dated November
            24, 1993); (12)
     (iv)   Conformed copy of Articles Supplementary (dated February
                               25, 1994); (12)
(v)      Conformed copy of Articles Supplementary
                               (dated June 1, 1994); (12)
(vi)    Conformed Copy of Articles Supplementary
                               (dated May 27, 1997); (21)
(vii)        Conformed Copy of Articles of Amendment (dated
                 May 27, 1997); (21)
                 (viii) Conformed copy of Articles Supplementary
                        (dated December 23, 1994); +
                 (ix) Conformed copy of Articles Supplementary
                      (dated March 30, 1995); +
                 (x) Conformed copy of Articles Supplementary
                     (dated May 22, 1995); +
                 (xi) Conformed copy of Articles of Amendment
                     (dated January 31, 1996); +
                 (xii) Conformed copy of Certificate of Correction
                     (dated February 28, 1997); +
                 (xiii) Conformed copy of Certificate of Correction
                     (dated February 28, 1997); +
                 (xiv) Conformed copy of Certificate of Correction
                     (dated February 28, 1997); +
                 (xv) Conformed copy of Articles of Amendment
                     (dated February 1, 2000); +
(b)     (i)    Copy of By-Laws of the Registrant; (1)
               (ii)   Copy of Amendment No. 1 to the By-Laws; (21)
               (iii)  Copy of Amendment No. 2 to the By-Laws; (21)
               (iv)   Copy of Amendment No. 3 to the By-Laws; (21)
               (v)    Copy of Amendment No. 4 to the By-Laws; (21)
         (c)   Copy of Specimen Certificates for Shares of Capital Stock of the
               Registrant;
               (i)    Federated Limited Term Fund-Class A Shares and Class F
                      Shares; (18)
               (ii)   Federated Limited Term Municipal Fund-Class A Shares and
                     Class F Shares; (18)

               (iii) Federated Strategic Income Fund-Class A Shares, Class B Shares, Class C Shares and Class F Shares; (18)
         (d)   Conformed copy of Investment Advisory Contract; (7)
               (i)    Conformed Copy of Exhibit A to Investment Advisory
                         Contract; (7)

               (ii) Conformed copy of Exhibit B to Investment Advisory Contract; (7)
               (iii) Conformed copy of Exhibit C to Investment Advisory Contract; (12)
               (iv) Conformed Copy of Exhibit D to Investment Advisory Contract (9)

+ All Exhibits filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 23, 1991. (File Nos. 33-43472 and 811-6447)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 21, 1993. (File Nos. 33-43472 and 811-6447)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed December 14, 1993. (File Nos. 33-43472 and 811-6447)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos. 33-43472 and 811-6447)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 27, l995. (File Nos 33-43472 and 811-6447)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 28, l997. (File Nos 33- 43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33-43472 and 811-6447)

          (v)    Conformed Copy of Exhibit E to Investment Advisory
                   Contract; (11)

          (vi)   Conformed copy of Sub-Advisory Agreement; (18)
    (e)   (i)   Conformed copy of Distributor's Contract of     the
          Registrant through and including

                 Exhibits A-J; (14)

          (ii)  Conformed copy of new exhibit J to the    Distributor's
          Contract of the Registrant; (18)
          (iii) Conformed copy of Registrant's
                Class B Shares Distributor's Contract; (20)
          (iv)  The Registrant hereby incorporates the    conformed copy of
          the specimen Mutual Funds     Sales and Service Agreement; Mutual
          Funds       Service Agreement and Plan Trustee/Mutual       Funds
          Service Agreement from Item 24(b)6 of     the Cash Trust Series II
          Registration      Statement on Form N-1A, filed with the
          Commission on July 24, 1995.  (File Nos. 33-    38550 and 811-6269)
    (f)   Not applicable;
    (g)   Conformed copy of Custodian Agreement of the Registrant; (17)
          (i)   Conformed copy of Domestic Custody Fee    Schedule; (19)
    (h)   (i)   Conformed copy of Agreement for Fund      Accounting
          Services, Administrative      Services, Transfer Agency
          Services and      Custody Services Procurement; (21)
          (ii)  Conformed copy of Amended and Restated    Shareholder
          Services Agreement; (20)
          (iii) Conformed copy of Class B Shares    Shareholder
          Services Agreement; (20)
          (iv)  Conformed copy of Class B Shares Principal
          Shareholder Servicer's Agreement; (20)
          (v)   The responses described in Item 24(b)6 are      hereby
          incorporated by reference.


+ All Exhibits filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed February 3, 1994. (File Nos. 33-43472 and 811-6447)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 13 on Form N-1A filed September, 21, 1994 (File Nos. 33-43472 and 811-6447)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed January 26, l996 (File Nos 33-43472 and 811-6447)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 28, l997. (File Nos 33- 43472 and 811-6447)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 25, l997. (File Nos 33- 43472 and 811-6447)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 28, 1998. (File Nos. 33- 43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33- 43472 and 811-6447)


                (vi)  On behalf of Federated Strategic Income   Fund, the
                Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National
                Pensions Alliance, Ltd. and Federated Shareholder
                Services from Item 24(b)(9)(ii) of the Federated GNMA
                Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996.
                (File Nos. 2-75670 and 811-3375);
                (vii) On behalf of Federated Strategic Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                Item 24(b)(9)(iii) of the Federated GNMA Trust
                Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File nos. 2-75670 and 811-3375);
          (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (15)
          (j)   Consent of Independent Auditors; +
          (k)   Not Applicable;
          (l)   Conformed copy of Initial Capital
                Understanding; (2)
          (m)   (i) Conformed copy of Distribution Plan; (6) (ii)
                    Conformed copies of Exhibits B, C, D, E, F, G, and H to 12b-1 Plan; (12)

                        (iii) Conformed copy of Exhibit A to 12b-1 Plan; (14)
                        (iv) Conformed copy of Exhibit I to the Distribution Plan; (16) (v) The responses described in Item 24(b)6 are hereby incorporated by reference.
                        (vi) Conformed copy of Exhibit 1 and Schedule A of the Distribution Plan for the Registrant's Class B Shares;
                        (20)

+ All Exhibits filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 19, 1991. (File Nos. 33-43472 and 811-6447)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed July 7, 1993. (File Nos. 33-43472 and 811-6447)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed July 26, 1994. (File Nos. 33-43472 and 811-6447)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 13 on Form N-1A filed September 21, 1994 (File Nos. 33-43472 and 811-6447)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 27, l995 (File Nos 33-43472 and 811-6447)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 11, l995 (File Nos 33-43472 and 811-6447)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 28, 1998. (File Nos. 33- 43472 and 811-6447)


       (n)   The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
       (o)   Conformed copy of Power of Attorney; +
             (i) Amendment No. l to Schedule l to Limited
                 Power of Attorney; (16)
             (ii)Conformed copy of Power of Attorney of the
                 Chief Investment Officer of the
                 Registrant; +
            (iii)Conformed copy of Power of Attorney of
                 Director John F. Cunningham; +
             (iv)Conformed copy of Power of Attorney of
                 Director Charles F. Mansfield, Jr. +
             (v) Conformed copy of Power of Attorney of
                            Director John S. Walsh; +

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            --------------------------------------------------------------
            NONE
            ----

Item 25.    INDEMNIFICATION: (2)
            --------------------


+ All Exhibits filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 19, 1991. (File Nos. 33-43472 and 811-6447)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 11, l995 (File Nos 33-43472 and 811-6447)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed December 1, 1998. (File Nos. 33- 43472 and 811-6447)


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
          ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
         W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             James E. Grefenstette
                                             Marc Halperin
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             William M. Painter
                                             Jeffrey A. Petro
                                             Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Edward J. Tiedge
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             George B. Wright
         Assistant Vice Presidents:          Arminda Aviles
                                             Nancy J. Belz
                                             Lee R. Cunningham, II
                                             James H. Davis, II
                                             Jacqueline A. Drastal
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             Gary E. Farwell
                                             Eamonn G. Folan
                                             John T. Gentry
                                             John W. Harris
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Grant K. McKay
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Thomas Mitchell
                                             Joseph M. Natoli
                                             Trent Neville
                                             Ihab Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             James W. Schaub
                                             John Sheehy
                                             John Sidawi
                                             Matthew K. Stapen
                                             Diane Tolby
                                             Timothy G. Trebilcock
                                             Steven J. Wagner
                                             Lori A. Wolff

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Karen M. Brownlee
                                             Leslie K. Ross

         Assistant Treasurer:                Dennis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

 Item 27. PRINCIPAL UNDERWRITERS:
          -----------------------

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Chairman, Chief Executive          President
Federated Investors Tower     Officer, Chief Operating
1001 Liberty Avenue           Officer,
Pittsburgh, PA 15222-3779     Federated Securities Corp.


Arthur L. Cherry              Director,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales        --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Treasurer,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III             Assistant Treasurer,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

Federated Shareholder Services Company P.O. Box 8600
"Transfer Agent, Dividend              Boston, MA  02266-8600
Disbursing Agent and Portfolio
Recordkeeper"

Federated Services Company             Federated Investors Tower
"Administrator"                        1001 Liberty Avenue

                                       Pittsburgh, PA  15222-3779

Federated Investment Management        Federated Investors Tower
Company                                1001 Liberty Avenue
"Adviser"                              Pittsburgh, PA  15222-3779

Federated Global Investment            175 Water Street
Management Corp.                       New York, NY  10038-4965
"Sub-Adviser"

State Street Bank and Trust Company    P.O. Box 8600
"Custodian"                            Boston, Massachusetts  02266-8600


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  (2)

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 19, 1991. (File No. 33-43472 and 811-6447)

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FIXED INCOME SECURITIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 2000.

                             FIXED INCOME SECURITIES, INC.

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  January 28, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ C. Grant Anderson

    C. Grant Anderson             Attorney In Fact      January 28, 2000
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales*               Executive Vice President

Richard J. Thomas*                Treasurer (Principal Financial
                                  and Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney